UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04782

HSBC FUNDS
(Exact name of registrant as specified in charter)

66 Hudson Boulevard e.
4th Floor
New York, NY 10001

(Address of principal executive offices) (Zip code)

STEFANO MICHELAGNOLI
PRESIDENT
66 Hudson Boulevard e.
4th Floor
New York, NY 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-782-8183

Date of fiscal year end: October 31

Date of reporting period: April 30, 2024

Item 1. Reports to Shareholders.

(a)	The following are copies of the reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”).

HSBC Funds

Semi-Annual Report

April 30, 2024

MONEY MARKET FUNDS	Class A	Class I	Intermediary Class	Intermediary Service Class	Class P	Class Y
HSBC U.S. Government Money Market Fund	HGDXX	HGIXX	HGGXX	HGFXX	HGPXX	RGYXX
HSBC U.S. Treasury Money Market Fund	HTDXX	HBIXX	HTGXX	HTFXX	HTPXX	HTYXX

HSBC Family of Funds

Semi-Annual Report - April 30, 2024

Glossary of Terms

Basis points (BPS) refers to a common unit of measure for interest rates and other percentages in finance. One basis point is equal to 1/100th of 1%, or 0.01%, or 0.0001, and is used to denote the percentage change in a financial instrument.

Duration is a measure of the sensitivity of the price of a bond or other debt instrument to a change in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. A bond’s duration is easily confused with its term or time to maturity because they are both measured in years. However, a bond’s term is a linear measure of the years until repayment of principal is due; it does not change with the interest rate environment. Duration, on the other hand, is non-linear and accelerates as time to maturity lessens.

Secured Overnight Financing Rate (“SOFR”) is a broad measure of the cost of borrowing cash overnight collateralized by Treasury securities. SOFR includes all trades in the Broad General Collateral Rate plus bilateral Treasury repurchase agreement (repo) transactions cleared through the Delivery-versus-Payment (DVP) service offered by the Fixed Income Clearing Corporation (FICC), which is filtered to remove a portion of transactions considered specials.

Weighted Average Life (WAL) refers to the weighted average life and is the average length of time that each dollar of unpaid principal on a loan, a mortgage, or an amortizing bond remains outstanding.

Weighted Average Maturity (WAM) is the weighted average amount of time until the maturities on mortgages in a mortgage-backed security.

2	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)
HSBC U.S. Government Money Market Fund (Class A Shares, Class I Shares, Intermediary Class, Intermediary Service Class, Class P Shares and Class Y Shares) by John Chiodi Senior Portfolio Manager	Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Government Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. government money market securities increased during the six-month period ended April 30, 2024. The Federal Reserve (Fed) made no changes to the federal funds rate, leaving it relatively high during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points‡ with a series of rate cuts beginning early in 2024. Those expectations shifted over the period as stubbornly high inflation data made significant rate cuts less and less likely. Persistent higher rates increased the attractiveness of money market securities and pushed yields higher.

This shifting outlook prompted an influx in deposits in the first half of the period, raising Fund assets to an above-average level. In response, the Fund increased its position in repurchase agreements. Corporate tax season drove a round of redemptions in mid-March, prompting the Fund to reduce its position in repurchase agreements.

Throughout the period, the Fund maintained a long weighted average maturity (WAM) and a long weighted average life (WAL) in response to the persistent higher-rate environment.

A rally in floating-rate notes priced at the secured overnight financing rate (SOFR) increased the attractiveness of floating-rate notes priced at the prime rate. As a result, the Fund increased its position in prime floating-rate notes relative to SOFR floating-rate notes over the period†.

†	Portfolio composition is subject to change.
‡	For additional information, please refer to the Glossary of Terms.
Fund Performance			Average Annual Total Return (%)				Yield (%)[2]	Expense Ratio (%)[3,4]
As of April 30, 2024	Inception Date	Six Months*	1 Year	5 Year	10 Year	Since Inception	7-Day Average	Gross	Net
Class A Shares	4/1/99	2.47	4.97	1.79	1.15	1.61	4.87	0.49	0.49
Class I5	12/24/03	2.65	5.33	2.02	1.37	1.21	5.22	0.14	0.14
Intermediary Class	7/12/16	2.63	5.30	2.00	—	1.71	5.19	0.29	0.19
Intermediary Service Class	7/12/16	2.62	5.28	1.98	—	1.70	5.18	0.34	0.21
Class P	5/11/23	2.62	—	—	—	5.29	5.17	0.29	0.19
Class Y	7/1/96	2.60	5.23	1.94	1.30	2.09	5.12	0.24	0.24

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through February 28, 2025 for the Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class P Shares. HSBC Global Asset Management (USA) Inc., the Adviser, may voluntarily waive or limit net operating expenses in excess of these contractual arrangements. The Adviser may terminate any voluntary waivers and expense limitation efforts at any time and shareholders should not expect these voluntary waiver and expense limitation efforts to continue indefinitely.

*	Aggregate Total Return.
1	The “Aaa-mf “ and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day average yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day average yield reflects contractual and voluntary fee waivers/expense reimbursements. Without the contractual and voluntary fee waivers/expense reimbursements, the yields would have been 4.87%, 5.22%, 5.07%, 5.02%, 5.07% and 5.12% for Class A Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares, respectively.
3	These expense ratios may not equal the expense ratios stated in the Fund’s most recent annual report and financial highlights. The expense ratios in the financial highlights reflects the operating expenses of the Fund and does not include indirect expenses associated with the Fund’s investments in other money market funds (acquired fund fees and expenses). Without acquired fund fees and expenses, the net expense ratios would have been 0.48%, 0.13%, 0.18%, 0.20%, 0.18% and 0.23% for Class A Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares, respectively.
4	Reflects the expense ratio as reported in the prospectus dated February 28, 2024, as may be supplemented from time to time. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) to an annual rate of 0.14%, 0.18%, 0.20% and 0.18% for Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class P Shares, respectively. The expense limitation shall be in effect until February 28, 2025. Additional information pertaining to the April 30, 2024 expense ratios can be found in the financial highlights.
5	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 10, 89, 136 and 357 days during the years ended October 31, 2004, 2005, 2006 and 2007, respectively. The Class was operational during the entire fiscal years ended October 31, 2008 through 2023.
HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)
HSBC U.S. Treasury Money Market Fund (Class A Shares, Class I Shares, Intermediary Class, Intermediary Service Class, Class P Shares and Class Y Shares) by John Chiodi Senior Portfolio Manager	Moody’s and Standard & Poor’s have assigned an “Aaa-mf” and “AAAm” rating to the HSBC U.S. Treasury Money Market Fund.[1]

Investment Concerns

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account or a deposit of HSBC Bank USA, N.A. or any other bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Portfolio Performance

Yields on U.S. Treasury money market securities increased during the six-month period ended April 30, 2024. The Federal Reserve

(Fed) made no changes to the federal funds rate during the period.

At the start of the period, forecasters had expected cooling inflation to prompt the Fed to reduce the federal funds rate by more than 100 basis points‡ with a series of rate cuts beginning early in 2024. Those expectations shifted over the period as stubbornly high inflation data made significant rate cuts less and less likely, increasing the attractiveness of money market securities and pushing yields higher.

The Fund maintained a very long weighted average maturity (WAM) throughout the period in response to the persistent higher-rate environment†.

†	Portfolio composition is subject to change.
‡	For additional information, please refer to the Glossary of Terms.
Fund Performance			Average Annual Total Returns (%)				Yield (%)[2]	Expense Ratio (%)[3]
As of April 30, 2024	Inception Date	Six Months*	1 Year	5 Year	10 Year	Since Inception	7-Day Average	Gross	Net
Class A Shares	5/14/01	2.46	4.94	1.76	1.12	1.15	4.85	0.50	0.50
Class I4	12/30/03	2.64	5.32	2.00	1.34	1.30	5.21	0.15	0.14
Intermediary Class	7/12/16	2.63	5.30	1.98	—	1.67	5.19	0.30	0.18
Intermediary Service Class	7/12/16	2.62	5.28	1.97	—	1.68	5.17	0.35	0.20
Class P	5/11/23	2.62	—	—	—	5.29	5.17	0.30	0.18
Class Y	5/11/01	2.59	5.20	1.92	1.26	1.30	5.10	0.25	0.25

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through February 28, 2025 for the Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class P Shares. HSBC Global Asset Management (USA) Inc., the Adviser, may voluntarily waive or limit net operating expenses in excess of these contractual arrangements. The Adviser may terminate any voluntary waivers and expense limitation efforts at any time and shareholders should not expect these voluntary waiver and expense limitation efforts to continue indefinitely.

*	Aggregate total return.
1	The “Aaa-mf and “AAAm” money market fund rating is historical and reflects Moody’s and Standard & Poor’s opinion as to the quality of the Fund’s investments, liquidity management, and operations and trading support. Periodic reviews are conducted to ensure a secure operations environment. Moody’s and Standard & Poor’s ratings represent an opinion only, not a recommendation to buy or sell. Obligations rated A-1+, A-1 or P-1 are rated in the highest short-term rating category by Standard & Poor’s (A-1+ or A-1) or Moody’s Investor Service (P-1). The obligor’s capacity to meet its financial commitments on these obligations is regarded to be “extremely strong” (A-1+), “strong” (A-1) or “superior” (P-1).
2	The seven-day average yield quotation more closely reflects the current earnings of the money market fund than the total return quotation. The seven-day average yield reflects contractual and voluntary fee waivers/expense reimbursements. Without the contractual and voluntary fee waivers/expense reimbursements, the yields would have been 4.85%, 5.20%, 5.05%, 5.00%, 5.05% and 5.10% for the Class A Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares, respectively.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2024, as may be supplemented from time to time. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies) to an annual rate of 0.14%, 0.18%, 0.20% and 0.18% for Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares and Class P Shares, respectively. The expense limitation shall be in effect until February 28, 2025. Additional information pertaining to the April 30, 2024 expense ratios can be found in the financial highlights.
4	Class I Shares were operational during a portion of the periods presented. Amounts reflect performance for the period of time the Class had operations, which was 13 and 280 days during the years ended October 31, 2004 and 2005, respectively. The Class was operational during the entire fiscal years ended October 31, 2006 through 2023.
4	HSBC FAMILY OF FUNDS

Portfolio Reviews

Portfolio Composition*

April 30, 2024 (Unaudited)

HSBC U.S. Government Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
Repurchase Agreements	49.0
U.S. Government and Government Agency Obligations	26.4
U.S. Treasury Obligations	19.0
Investment Companies	5.6
Total	100.0

HSBC U.S. Treasury Money Market Fund
Investment Allocation	Percentage of Investments at Value (%)
U.S. Treasury Obligations	100.0
Total	100.0

* Portfolio composition is subject to change.

HSBC FAMILY OF FUNDS	5

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2024 (Unaudited)

U.S. Government and Government Agency Obligations — 26.7%
	Principal Amount ($)	Value ($)
Federal Farm Credit Banks — 17.0%
5.07%, 11/29/2024(a)	23,000,000	22,349,867
5.28%, 07/05/2024(a)	30,000,000	29,725,375
5.35% (FEDL01 + 2 bps), 05/17/2024(b)	50,000,000	49,997,841
5.35% (SOFR + 3 bps), 06/11/2024(b)	30,000,000	30,000,000
5.37% (FCPR DLY - 313 bps), 05/24/2024(b)	50,000,000	50,000,000
5.37% (SOFR + 5 bps), 05/24/2024(b)	18,000,000	18,000,026
5.38% (SOFR + 6 bps), 07/08/2024(b)	50,000,000	49,998,226
5.38% (SOFR + 6 bps), 10/08/2024(b)	10,270,000	10,265,318
5.39% (FCPR DLY - 311 bps), 10/16/2024(b)	100,000,000	100,000,000
5.40% (FCPR DLY - 310 bps), 07/15/2024(b)	30,000,000	29,997,842
5.40% (FCPR DLY - 310 bps), 08/26/2024(b)	195,000,000	194,955,647
5.40% (FEDL01 + 7 bps), 10/04/2024(b)	21,000,000	20,995,037
5.40% (SOFR + 8 bps), 07/22/2024(b)	14,000,000	13,997,800
5.40% (SOFR + 8 bps), 11/08/2024(b)	4,000,000	3,997,535
5.41% (SOFR + 9 bps), 07/01/2024(b)	10,000,000	10,000,000
5.41% (SOFR + 9 bps), 08/26/2024(b)	50,000,000	49,999,005
5.42%, 05/28/2024(a)	30,000,000	29,883,000
5.42%, 06/18/2024(a)	50,000,000	49,654,667
5.42% (SOFR + 10 bps), 08/08/2024(b)	45,000,000	45,000,000
5.43% (SOFR + 11 bps), 11/22/2024(b)	50,000,000	50,000,000
5.44%, 05/30/2024(a)	100,000,000	99,579,500
5.45% (FCPR DLY - 305 bps), 04/01/2025(b)	10,000,000	9,999,508
5.45% (SOFR + 13 bps), 10/21/2025(b)	100,000,000	99,992,491
5.46% (FCPR DLY - 304 bps), 10/17/2024(b)	56,000,000	55,990,053
5.46% (FCPR DLY - 304 bps), 10/28/2024(b)	75,000,000	74,988,805
5.46% (FCPR DLY - 304 bps), 06/18/2025(b)	59,567,000	59,555,033
5.46% (FEDL01 + 13 bps), 05/02/2025(b)	35,000,000	35,000,000
5.46% (SOFR + 14 bps), 09/05/2024(b)	5,000,000	4,999,695
5.46% (SOFR + 14 bps), 10/10/2024(b)	5,000,000	4,999,957
5.47% (FCPR DLY - 303 bps), 07/22/2025(b)	100,000,000	100,000,000
5.47% (FCPR DLY - 303 bps), 09/25/2025(b)	400,000,000	399,984,660
U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
5.47% (FCPR DLY - 303 bps), 04/17/2026(b)	137,000,000	137,000,000
5.47% (SOFR + 15 bps), 12/29/2025(b)	50,000,000	50,000,000
5.48% (FCPR DLY - 302 bps), 08/25/2025(b)	325,000,000	324,955,142
5.48% (FCPR DLY - 302 bps), 09/08/2025(b)	265,174,000	265,126,432
5.48% (FCPR DLY - 303 bps), 03/10/2025(b)	300,000,000	299,992,579
5.48% (FCPR DLY - 303 bps), 08/14/2025(b)	200,000,000	199,995,248
5.48% (FCPR DLY - 303 bps), 10/23/2025(b)	100,000,000	99,968,958
5.48% (FCPR DLY - 303 bps), 03/18/2026(b)	117,000,000	117,000,000
5.48% (SOFR + 16 bps), 08/28/2025(b)	22,000,000	22,000,000
5.49% (FCPR DLY - 301 bps), 08/07/2025(b)	149,173,000	149,170,781
5.49% (FCPR DLY - 301 bps), 10/06/2025(b)	225,000,000	225,000,000
5.49% (FCPR DLY - 301 bps), 01/16/2026(b)	200,000,000	200,000,000
5.50% (FCPR DLY - 300 bps), 04/21/2025(b)	241,332,000	241,350,475
5.50% (FCPR DLY - 300 bps), 07/28/2025(b)	218,393,000	218,410,967
5.50% (FCPR DLY - 300 bps), 11/17/2025(b)	70,000,000	70,000,000
5.50% (FCPR DLY - 301 bps), 02/10/2025(b)	184,700,000	184,801,848
5.51% (FCPR DLY - 300 bps), 03/20/2025(b)	125,000,000	125,000,000
5.51% (FEDL01 + 18 bps), 12/23/2024(b)	200,000,000	200,000,000
5.51% (SOFR + 19 bps), 11/25/2024(b)	27,476,000	27,477,390
5.52% (FCPR DLY - 298 bps), 10/28/2024(b)	250,000,000	249,991,651
5.52% (FCPR DLY - 298 bps), 01/09/2025(b)	9,495,000	9,494,933
5.52% (FEDL01 + 19 bps), 06/20/2025(b)	75,000,000	75,000,000
5.52% (SOFR + 20 bps), 12/05/2024(b)	5,000,000	5,000,795
5.52% (SOFR + 20 bps), 06/02/2025(b)	9,439,000	9,445,738
5.53%, 10/07/2024	50,000,000	48,858,292
5.56%, 10/15/2024	25,000,000	24,396,944
		5,383,345,061
Federal Home Loan Banks — 9.7%
4.84%, 01/24/2025(a)	109,400,000	105,686,235
4.85%, 01/27/2025(a)	200,000,000	193,134,666
4.92%, 01/27/2025(a)	125,000,000	120,643,299
4.95%, 02/03/2025(a)	100,000,000	96,409,167
4.99%, 11/15/2024(a)	100,000,000	97,406,750
4.99%, 11/15/2024(a)	100,000,000	97,406,750
6	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2024 (Unaudited) (continued)

U.S. Government and Government Agency Obligations (continued)
	Principal Amount ($)	Value ($)
5.07%, 02/10/2025(a)	200,000,000	192,463,333
5.11%, 02/07/2025(a)	150,000,000	144,360,000
5.12%, 02/07/2025(a)	50,000,000	48,116,083
5.12%, 02/14/2025(a)	75,000,000	72,106,990
5.32%, 05/06/2024	200,000,000	200,000,000
5.32%, 05/08/2024	200,000,000	200,000,000
5.34%, 06/10/2024	18,010,000	17,907,343
5.38% (SOFR + 6 bps), 06/17/2024(b)	100,000,000	100,000,000
5.42% (SOFR + 10 bps), 12/10/2024(b)	55,000,000	54,972,324
5.43%, 05/15/2024(a)	43,615,000	43,526,546
5.43%, 06/26/2024(a)	895,000	887,760
5.43% (SOFR + 11 bps), 11/08/2024(b)	95,000,000	94,997,946
5.43% (SOFR + 11 bps), 12/02/2024(b)	100,000,000	100,000,000
5.44%, 05/10/2024(a)	181,468,000	181,230,957
5.47%, 05/08/2024	7,191,000	7,183,645
5.47% (SOFR + 15 bps), 06/06/2025(b)	6,835,000	6,836,690
5.47% (SOFR + 15 bps), 12/08/2025(b)	200,000,000	199,997,836
5.47% (SOFR + 15 bps), 12/26/2025(b)	200,000,000	200,000,000
5.51%, 06/12/2024	125,000,000	124,233,646
5.52% (SOFR + 20 bps), 10/29/2025(b)	60,000,000	60,047,247
5.55%, 09/16/2024	100,000,000	98,010,500
5.56%, 06/17/2024	100,000,000	99,313,278
5.56%, 09/25/2024	200,000,000	195,757,417
		3,152,636,408
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,535,981,469)		8,535,981,469

U.S. Treasury Obligations — 19.3%
U.S. Treasury Bills — 14.8%
4.80%, 01/23/2025(a)	100,000,000	96,643,958
4.86%, 01/23/2025(a)	160,000,000	154,576,340
5.01%, 02/20/2025(a)	100,000,000	96,137,549
5.02%, 01/23/2025(a)	100,000,000	96,492,658
5.05%, 11/29/2024(a)	150,000,000	145,804,167
5.14%, 08/01/2024(a)	400,000,000	394,944,856
5.16%, 08/01/2024(a)	150,000,000	148,097,900
5.18%, 11/29/2024(a)	150,000,000	145,706,558
5.20%, 11/29/2024(a)	100,000,000	97,125,044
5.24%, 08/01/2024(a)	250,000,000	246,780,000
5.25%, 08/08/2024(a)	200,000,000	197,225,800
5.25%, 08/08/2024(a)	200,000,000	197,225,250
5.27%, 08/15/2024(a)	100,000,000	98,508,933
5.29%, 04/17/2025(a)	200,000,000	190,320,200
5.31%, 05/14/2024(a)	250,000,000	249,535,521
5.31%, 05/14/2024(a)	250,000,000	249,535,431
5.31%, 05/14/2024(a)	50,000,000	49,907,050
5.31%, 06/04/2024(a)	150,000,000	149,270,417
5.31%, 09/05/2024(a)	100,000,000	98,199,069
5.34%, 05/14/2024(a)	100,000,000	99,812,944
5.34%, 05/14/2024(a)	100,000,000	99,812,908
5.34%, 06/11/2024(a)	150,000,000	149,115,083
U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
5.35%, 05/21/2024(a)	150,000,000	149,567,917
5.36%, 05/07/2024(a)	150,000,000	149,870,000
5.37%, 05/16/2024(a)	100,000,000	99,782,229
5.40%, 06/06/2024(a)	38,000,000	37,803,065
5.41%, 08/27/2024(a)	200,000,000	196,562,267
5.45%, 05/23/2024(a)	200,000,000	199,360,778
5.49%, 05/16/2024(a)	400,000,000	399,122,042
		4,682,845,934
U.S. Treasury Notes—4.5%
0.38%, 08/15/2024	500,000,000	492,975,440
1.00%, 12/15/2024	130,000,000	126,959,951
1.75%, 12/31/2024	100,000,000	98,014,654
2.13%, 11/30/2024.	100,000,000	98,383,212
2.25%, 11/15/2024.	100,000,000	98,391,776
2.25%, 12/31/2024	200,000,000	196,696,499
4.13%, 01/31/2025	160,000,000	159,287,565
4.63%, 02/28/2025	200,000,000	199,782,203
		1,470,491,300
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,153,337,234)		6,153,337,234

Repurchase Agreements — 49.6%
BNP Paribas SA, 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $25,003,694, Collateralized by Various U.S. Government Agency Obligations, (0.00% - 6.50%), (7/23/24 - 10/20/63), fair value of $25,500,000)	25,000,000	25,000,000
Canadian Imperial Bank of Commerce, 5.310%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $25,003,688, Collateralized by various U.S. Treasury Obligations, (0.00% - 4.00%), (8/8/24 - 11/15/52), fair value of $25,500,002)	25,000,000	25,000,000
Citigroup Global Markets, 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $500,073,889, Collateralized by Various U.S. Government Agency Obligations, (2.00% - 7.50%), (10/20/53 - 12/20/53), fair value of $510,000,688)	500,000,000	500,000,000
See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2024 (Unaudited) (continued)

Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Credit Agricole, 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $400,059,111, Collateralized by various U.S. Government Agency Obligations, (2.00% - 7.00%), (1/1/51 - 12/1/53), fair value of $408,000,000)	400,000,000	400,000,000
Fixed Income Clearing Corporation (Bank of New York), 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $3,000,443,333, Collateralized by various U.S. Treasury Obligations, (0.00% - 4.63%), (7/18/24 - 11/15/40), fair value of $3,060,000,088)	3,000,000,000	3,000,000,000
Fixed Income clearing Corporation (Northern Trust Corp.), 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $4,000,591,111, Collateralized by various U.S. Treasury Obligations, (0.75% - 4.88%), (4/30/26 - 11/15/32), fair value of $4,080,000,000)	4,000,000,000	4,000,000,000
Fixed Income Clearing Corporation (State Street Bank & Trust Co.), 5.310%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $1,765,260,338, Collateralized by various U.S. Treasury Obligations, (0.00% - 2.88%), (4/17/25 - 7/15/25), fair value of $1,800,300,086)	1,765,000,000	1,765,000,000
Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Fixed Income Clearing Corporation (State Street Bank & Trust Co.), 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $2,100,310,333, Collateralized by various U.S. Treasury Obligations, (0.25% - 4.63%), (12/31/26 - 5/15/51), fair value of $2,142,000,269)	2,100,000,000	2,100,000,000
Goldman Sachs & Co., 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $250,036,944, Collateralized by various U.S. Treasury Obligations, (0.38% - 4.25%), (8/31/25 - 2/15/27), fair value of $255,000,034)	250,000,000	250,000,000
Mizuho Securities USA, Inc., 5.330%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $200,029,611, Collateralized by various U.S. Treasury Obligations, (0.25% - 4.63%), (2/28/25 - 1/31/31), fair value of $204,000,089)	200,000,000	200,000,000
Societe’ Generale NY, 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $1,300,192,111, Collateralized by various U.S. Treasury Obligations, (0.00% - 3.88%), (1/15/25 - 5/15/53), fair value of $1,326,000,013)	1,300,000,000	1,300,000,000
8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2024 (Unaudited) (continued)

Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Standard Chartered Bank, 5.310%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $500,073,750, Collateralized by Various U.S. Government Agency Obligations, (0.50% - 6.50%), (5/31/27 - 4/1/54), fair value of $510,000,071)	500,000,000	500,000,000
Standard Chartered Bank, 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $300,044,333, Collateralized by various U.S. Treasury Obligations, (0.50% - 4.63%), (8/15/24 - 4/30/31), fair value of $306,000,037)	300,000,000	300,000,000
Toronto Dominion Bank NY, 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $500,073,889, Collateralized by Various U.S. Government Agency Obligations, (1.50% - 7.50%), (2/1/31 - 6/1/62), fair value of $510,000,001)	500,000,000	500,000,000
Wells Fargo Securities, LLC, 5.310%, 5/2/24, (Purchased on 4/25/24, proceeds at maturity $500,516,250, Collateralized by various U.S. Treasury Obligations, (0.75% - 4.50%), (1/31/28 - 2/15/53), fair value of $510,000,022)	500,000,000	500,000,000
Repurchase Agreements (continued)
	Principal Amount ($)	Value ($)
Wells Fargo Securities, LLC, 5.320%, 5/1/24, (Purchased on 4/30/24, proceeds at maturity $500,073,889, Collateralized by various U.S. Treasury Obligations, (0.75% - 4.75%), (1/31/28 - 5/15/53), fair value of $510,000,002)	500,000,000	500,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,865,000,000)		15,865,000,000

Investment Companies—5.6%
	Shares	Value ($)
BlackRock Liquidity FedFund Portfolio, Institutional Shares, 5.19%(c)	4,106,851	4,106,851
Dreyfus Government Cash Management, Institutional shares, 5.19%(c)	5,700,486	5,700,486
Federated Government Obligation Fund, Premier Shares, 5.22%(c)	545,144,696	545,144,696
State Street Institutional U.S. Government Money Market Fund, 5.25%(c)	1,249,410,591	1,249,410,591
TOTAL INVESTMENT COMPANIES (Cost $1,804,362,624)		1,804,362,624
TOTAL INVESTMENTS IN SECURITIES (Cost $32,358,681,327) —101.2%		32,358,681,327
Other Assets (Liabilities) —(1.2)%		(381,399,811)
NET ASSETS — 100.0%		$31,977,281,516

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2024. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.
(c)	The rate represents the annualized 7-day yield that was in effect on April 30, 2024.

bps – Basis Points

FCPR DLY – Federal Reserve Bank Prime Rate Loan US

FEDL01 – Effective Federal Funds Rate

SOFR – Secured Overnight Financing Rate

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC U.S. TREASURY MONEY MARKET FUND

Schedule of Portfolio Investments—as of April 30, 2024 (Unaudited)

U.S. Treasury Obligations — 106.9%
	Principal Amount ($)	Value ($)
U.S. Treasury Bills — 96.5%
4.80%, 01/23/2025(a)	10,000,000	9,664,396
4.86%, 12/26/2024(a)	1,500,000	1,454,416
4.86%, 01/23/2025(a)	20,000,000	19,322,043
4.88%, 12/26/2024(a)	25,000,000	24,238,187
5.01%, 02/20/2025(a)	10,000,000	9,613,755
5.02%, 01/23/2025(a)	10,000,000	9,649,266
5.18%, 08/01/2024(a)	40,000,000	39,490,422
5.20%, 11/29/2024(a)	5,000,000	4,856,252
5.22%, 07/25/2024(a)	40,000,000	39,525,889
5.23%, 07/11/2024(a)	40,000,000	39,603,347
5.24%, 04/17/2025(a)	20,000,000	19,041,575
5.25%, 08/08/2024(a)	40,000,000	39,445,050
5.25%, 03/20/2025(a)	15,000,000	14,336,504
5.25%, 03/20/2025(a)	15,000,000	14,336,370
5.27%, 08/15/2024(a)	40,000,000	39,403,573
5.28%, 06/27/2024(a)	40,000,000	39,678,583
5.31%, 06/04/2024(a)	40,000,000	39,805,444
5.31%, 09/05/2024(a)	40,000,000	39,279,628
5.31%, 09/12/2024(a)	40,000,000	39,240,667
5.31%, 09/26/2024(a)	40,000,000	39,160,511
5.31%, 10/10/2024(a)	40,000,000	39,081,550
5.33%, 10/03/2024(a)	40,000,000	39,117,361
5.34%, 06/11/2024(a)	40,000,000	39,764,022
5.34%, 06/20/2024(a)	40,000,000	39,715,000
5.34%, 08/29/2024(a)	25,000,000	24,572,500
5.34%, 09/19/2024(a)	40,000,000	39,196,300
5.35%, 05/02/2024(a)	84,500,000	84,487,616
5.35%, 05/02/2024(a)	41,000,000	40,994,009
5.35%, 05/21/2024(a)	40,000,000	39,884,778
5.35%, 05/28/2024(a)	40,000,000	39,844,450
5.36%, 05/07/2024(a)	150,000,000	149,868,613
5.36%, 05/07/2024(a)	50,000,000	49,956,667
5.37%, 05/14/2024(a)	150,000,000	149,714,542
5.37%, 05/16/2024(a)	100,000,000	99,780,354
5.37%, 07/09/2024(a)	40,000,000	39,600,950
5.37%, 07/16/2024(a)	40,000,000	39,560,213
5.37%, 07/30/2024(a)	40,000,000	39,479,450
5.38%, 05/09/2024(a)	100,000,000	99,883,667
5.38%, 05/21/2024(a)	300,000,000	299,119,833
5.38%, 05/23/2024(a)	211,000,000	210,320,205
5.38%, 05/28/2024(a)	200,000,000	199,207,625
5.38%, 06/18/2024(a)	40,000,000	39,721,867
5.38%, 06/25/2024(a)	40,000,000	39,681,306
5.38%, 07/23/2024(a)	40,000,000	39,519,015
5.38%, 10/31/2024(a)	42,000,000	40,903,299
5.39%, 05/02/2024(a)	250,000,000	249,963,333
5.39%, 05/09/2024(a)	300,000,000	299,648,000
5.39%, 05/14/2024(a)	150,000,000	149,714,271
5.39%, 05/16/2024(a)	160,000,000	159,648,000
5.39%, 05/21/2024(a)	100,000,000	99,707,222
5.39%, 05/28/2024(a)	25,000,000	24,901,122
5.39%, 05/30/2024(a)	180,000,000	179,233,965
5.39%, 06/11/2024(a)	150,000,000	149,099,708
5.39%, 06/13/2024(a)	250,000,000	248,459,271
5.39%, 07/02/2024(a)	40,000,000	39,640,228
5.39%, 08/01/2024(a)	21,000,000	20,721,445
5.40%, 05/07/2024(a)	100,000,000	99,912,000
5.40%, 05/30/2024(a)	25,000,000	24,894,170
5.40%, 06/06/2024(a)	40,000,000	39,792,690
5.40%, 06/13/2024(a)	20,000,000	19,876,076
U.S. Treasury Obligations (continued)
	Principal Amount ($)	Value ($)
5.40%, 06/25/2024(a)	150,000,000	148,790,687
5.40%, 08/01/2024(a)	21,000,000	20,721,313
5.40%, 08/27/2024(a)	150,000,000	147,424,748
5.41%, 08/20/2024(a)	40,000,000	39,353,733
5.45%, 05/30/2024(a)	20,000,000	19,915,626
5.47%, 05/09/2024(a)	20,000,000	19,976,640
5.48%, 05/09/2024(a)	20,000,000	19,976,633
5.54%, 05/02/2024(a)	40,000,000	39,994,089
		4,745,486,040
U.S. Treasury Notes — 10.4%
0.38%, 08/15/2024	20,000,000	19,719,223
1.00%, 12/15/2024	10,000,000	9,766,150
1.75%, 03/15/2025	20,000,000	19,446,600
2.13%, 11/30/2024	10,000,000	9,838,321
2.25%, 11/15/2024	5,000,000	4,919,589
2.25%, 12/31/2024	20,000,000	19,669,650
3.88%, 03/31/2025	10,000,000	9,905,886
4.13%, 01/31/2025	20,000,000	19,910,946
4.63%, 02/28/2025	10,000,000	9,990,087
5.36% (USBMMY3M + 4 bps), 07/31/2024(b)	35,000,000	35,002,346
5.46% (USBMMY3M + 14 bps), 10/31/2024(b)	75,000,000	75,043,550
5.49% (USBMMY3M + 17 bps), 04/30/2025(b)	25,000,000	24,999,264
5.49% (USBMMY3M + 17 bps), 10/31/2025(b)	100,000,000	99,882,176
5.52% (USBMMY3M + 20 bps), 01/31/2025(b)	85,000,000	85,001,030
5.57% (USBMMY3M + 25 bps), 01/31/2026(b)	75,000,000	75,066,463
		518,161,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $5,263,647,321)		5,263,647,321
TOTAL INVESTMENTS IN SECURITIES (Cost $5,263,647,321) —106.9%		5,263,647,321
Other Assets (Liabilities) —(6.9)%		(337,871,434)
NET ASSETS — 100.0%		$4,925,775,887

(a)	Discount note. Rate presented represents the effective yield at time of purchase.
(b)	Floating or variable rate security linked to the referenced benchmark. The rate presented represents the rate in effect on April 30, 2024. These securities are deemed to have a maturity remaining until the next adjustment of the interest rate or the longer of the demand period or time to the next readjustment.

bps – Basis Points

USBMMY3M – 3 Month Treasury Bill Rate

10	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2024 (Unaudited)

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Assets:
Investments in securities, at value	$16,493,681,327	$5,263,647,321
Repurchase agreements, at value	15,865,000,000	—
Cash	366,000	157,097
Receivable for fund shares sold	209	—
Interest receivable	58,335,420	766,972
Prepaid expenses and other assets	306,576	106,300
Total Assets	32,417,689,532	5,264,677,690
Liabilities:
Distributions payable	49,061,357	7,400,376
Payable for investments purchased	386,882,467	330,805,327
Payable for Fund shares purchased	183	—
Accrued expenses and other liabilities:
Investment Management	3,128,407	419,588
Administrative Services	551,513	81,622
Sub-Administration	35,222	9,977
Shareholder Servicing	388,161	55,427
Accounting	135,859	23,863
Compliance Services	5,926	5,926
Custodian	18,701	3,447
Printing	53,388	3,649
Professional	67,213	69,052
Sub-Transfer Agent	69,890	13,820
Trustee	4,594	4,594
Other	5,135	5,135
Total Liabilities	440,408,016	338,901,803
Commitments and contingent liabilities (Note 4)	—	—
Net Assets	$31,977,281,516	$4,925,775,887
Composition of Net Assets:
Paid in Capital	$31,982,390,250	$4,925,824,461
Total distributable earnings/(loss)	(5,108,734)	(48,574)
Net Assets	$31,977,281,516	$4,925,775,887

Net Assets:
Class A Shares	$1,612,535,896	$70,974,845
Class I Shares	25,571,156,387	2,988,900,979
Intermediary Class Shares	1,583,097,394	584,454,777
Intermediary Service Class Shares	1,694,829,679	724,565,844
Class P Shares	179,139,796	214,047,647
Class Y Shares	1,336,522,364	342,831,795
	$31,977,281,516	$4,925,775,887
Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	1,612,473,790	71,013,658
Class I Shares	25,575,758,960	2,988,947,022
Intermediary Class Shares	1,583,380,106	584,438,546
Intermediary Service Class Shares	1,694,897,357	724,578,706
Class P Shares	179,133,290	214,046,862
Class Y Shares	1,336,763,094	342,804,634
Net Asset Value, Offering Price and Redemption Price per share:
Class A Shares	$1.00	$1.00
Class I Shares	$1.00	$1.00
Intermediary Class Shares	$1.00	$1.00
Intermediary Service Class Shares	$1.00	$1.00
Class P Shares	$1.00	$1.00
Class Y Shares	$1.00	$1.00
Investments in securities, at cost	$16,493,681,327	$5,263,647,321
Repurchase agreements, at cost	$15,865,000,000	$—

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Statements of Operations - For the period ended April 30, 2024 (Unaudited)

	HSBC U.S. Government Money Market Fund	HSBC U.S. Treasury Money Market Fund
Investment Income:
Interest	$1,048,209,510	$143,814,264
Dividends	36,669,357	—
Total Investment Income	1,084,878,867	143,814,264

Expenses:
Investment Management Fees	20,086,039	2,656,097
Operational Support:
Class A Shares	816,929	36,568
Intermediary Class Shares	1,380,330	378,642
Intermediary Service Class Shares	795,728	359,098
Class P Shares	86,997	62,186
Class Y Shares	723,046	193,043
Administrative Services:
Class A Shares	163,359	7,317
Class I Shares	3,256,646	325,314
Intermediary Class Shares	276,059	75,727
Intermediary Service Class Shares	159,132	71,819
Class P Shares	17,397	12,437
Class Y Shares	144,615	38,605
Shareholder Servicing:
Class A Shares	2,042,322	91,420
Intermediary Class Shares	690,165	189,321
Intermediary Service Class Shares	795,728	359,097
Class P Shares	43,498	31,093
Accounting	266,991	50,087
Sub-Administration	69,034	20,262
Compliance Services	28,104	28,104
Custodian	43,224	7,383
Printing	132,963	7,616
Professional	239,908	231,258
Sub-Transfer Agent	444,244	138,707
Trustee	152,789	152,789
Registration fees	104,766	64,826
Other	375,593	105,510
Total expenses before fee and expense reductions	33,335,606	5,694,326
Fees voluntarily reduced/reimbursed by Investment Adviser and Administrator	(442,606)	(147,547)
Fees contractually reduced/reimbursed by Investment Adviser	(2,486,219)	(1,239,415)
Net Expenses	30,406,781	4,307,364

Net Investment Income	$1,054,472,086	$139,506,900

Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investments in securities	1,959,566	32,821

Net realized/unrealized gains/(losses) on investments	1,959,566	32,821
Change in Net Assets Resulting from Operations	$1,056,431,652	$139,539,721

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

12	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

		HSBC U.S. Government Money Market Fund		HSBC U.S. Treasury Money Market Fund
	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Investment Activities:
Operations:
Net investment income	$1,054,472,086	$1,636,047,847	$139,506,900	$212,148,505
Net realized gains/(losses) from investments	1,959,566	(6,256,527)	32,821	29,710
Change in net assets resulting from operations	1,056,431,652	1,629,791,320	139,539,721	212,178,215
Distributions to shareholders:
Class A Shares(1)	—	(52,670)	—	—
Class A Shares (formerly, Class D Shares)(2)	(40,181,994)	(62,512,099)	(1,792,312)	(3,341,868)
Class I Shares	(858,505,421)	(1,352,492,184)	(85,516,168)	(137,455,864)
Intermediary Class Shares	(72,332,697)	(100,060,659)	(19,846,235)	(38,247,656)
Intermediary Service Class Shares	(41,528,108)	(56,753,437)	(18,735,248)	(19,098,645)
Class P Shares(3)	(4,535,894)	(112,652)	(3,235,805)	(29,082)
Class Y Shares	(37,387,972)	(64,064,109)	(9,939,758)	(14,416,652)
Change in net assets resulting from distributions to shareholders:	(1,054,472,086)	(1,636,047,810)	(139,065,526)	(212,589,767)
Change in net assets resulting from capital transactions	(6,891,553,978)	(18,622,461,894)	(361,403,310)	(55,861,511)
Change in net assets	(6,889,594,412)	(18,628,718,384)	(360,929,115)	(56,273,063)
Net Assets:
Beginning of period	38,866,875,928	57,495,594,312	5,286,705,002	5,342,978,065
End of period	$31,977,281,516	$38,866,875,928	$4,925,775,887	$5,286,705,002
CAPITALTRANSACTIONS*:
Class A Shares(1):
Proceeds from shares issued	$—	$115,774	$—	$—
Dividends reinvested	—	48,166	—	—
Value of shares converted to Class D	—	(1,182,359)	—	—
Value of shares redeemed	—	(314,419)	—	—
Class A Shares capital transactions	—	(1,332,838)	—	—
Class A Shares (formerly, Class D Shares)(2):
Proceeds from shares issued	$2,152,119,450	$4,105,620,940	$181,938,735	$431,039,861
Dividends reinvested	34,205,932	50,973,224	837,532	1,836,316
Value of shares converted from Class A	—	1,182,359	—	—
Value of shares redeemed	(2,039,403,420)	(3,926,132,928)	(175,735,476)	(462,620,149)
Class A Shares (formerly, Class D Shares) capital transactions	146,921,962	231,643,595	7,040,791	(29,743,972)
Class I Shares:
Proceeds from shares issued	$202,228,393,281	$304,431,517,364	$8,557,308,201	$20,528,417,805
Dividends reinvested	493,601,029	786,390,845	59,912,569	99,054,268
Value of shares redeemed	(208,434,288,438)	(323,385,737,925)	(8,949,899,851)	(20,299,871,518)
Class I Shares capital transactions	(5,712,294,128)	(18,167,829,716)	(332,679,081)	327,600,555
Intermediary Class Shares:
Proceeds from shares issued	$21,106,131,178	$25,779,690,861	$2,151,558,986	$6,142,813,553
Dividends reinvested	30,483,298	21,882,156	2,704,792	2,949,907
Value of shares redeemed	(22,892,175,592)	(26,468,835,081)	(2,542,770,814)	(6,295,124,707)
Intermediary Class Shares capital transactions	(1,755,561,116)	(667,262,064)	(388,507,036)	(149,361,247)
Intermediary Service Class Shares:
Proceeds from shares issued	$8,247,887,676	$10,116,604,389	$1,212,195,555	$1,632,066,793
Dividends reinvested	19,880,466	23,278,132	12,569,727	15,592,665
Value of shares redeemed	(8,041,883,469)	(9,727,328,042)	(1,105,747,973)	(1,836,105,565)
Intermediary Service Class Shares capital transactions	225,884,673	412,554,479	119,017,309	(188,446,107)
Class P Shares(3):
Proceeds from shares issued	$1,603,499,208	$47,883,526	$291,878,739	$14,600,001
Dividends reinvested	4,227,269	99,554	3,234,906	28,349
Value of shares redeemed	(1,462,860,806)	(13,715,461)	(81,295,133)	(14,400,000)
Class P Shares capital transactions	144,865,671	34,267,619	213,818,512	228,350
Class Y Shares:
Proceeds from shares issued	$17,822,206,466	$20,524,165,007	$1,719,951,057	$1,478,199,523
Dividends reinvested	36,368,745	62,480,889	9,526,424	14,313,476
Value of shares redeemed	(17,799,946,251)	(21,051,148,865)	(1,709,571,286)	(1,508,652,089)
Class Y Shares capital transactions	58,628,960	(464,502,969)	19,906,195	(16,139,090)
Change in net assets resulting from capital transactions	$(6,891,553,978)	$(18,622,461,894)	$(361,403,310)	$(55,861,511)

*	Share transactions are at net asset value of $1.00 per share.
(1)	Class A Shares are no longer offered by the Fund effective October 29, 2023. Subsequently, the Class D Shares were redesignated as Class A Shares.
(2)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(3)	Commencement of operations May 11, 2023.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	13

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class A Shares
Six-Months Ended April 30, 2024 (Unaudited)	$1.00	$0.02	(c)	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.47%	$1,612,536	0.48%	4.92%	0.48%
Year Ended October 31, 2023(1)	1.00	0.04	(c)	—	0.04	(0.04)	—	(0.04)	1.00	4.42%	1,465,532	0.48%	4.37%	0.48%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.76%	1,234,039	0.30%	0.68%	0.49%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	1,680,757	0.08%	0.01%	0.49%
Year Ended October 31, 2020	1.00	—		—	—	—	—	—	1.00	0.44%	2,484,374	0.32%	0.39%	0.50%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.87%	1,910,115	0.48%	1.84%	0.51%
Class I Shares
Six-Months Ended April 30, 2024 (Unaudited)	1.00	0.03	(c)	—	0.03	(0.03)	—	(0.03)	1.00	2.65%	25,571,156	0.13%	5.27%	0.13%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.79%	31,281,874	0.13%	4.61%	0.13%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.98%	49,455,073	0.10%	1.20%	0.14%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.03%	29,897,234	0.06%	0.03%	0.14%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.65%	27,383,086	0.12%	0.44%	0.15%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.23%	13,988,739	0.12%	2.19%	0.16%
Intermediary Class Shares
Six-Months Ended April 30, 2024 (Unaudited)	1.00	0.03	(c)	—	0.03	(0.03)	—	(0.03)	1.00	2.63%	1,583,097	0.16%	5.24%	0.28%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.76%	3,338,524	0.16%	4.56%	0.28%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.95%	4,006,166	0.13%	1.50%	0.29%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.02%	1,237,168	0.07%	0.01%	0.29%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.62%	441,888	0.16%	0.63%	0.30%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.20%	504,329	0.15%	2.09%	0.30%
Intermediary Service Class Shares
Six-Months Ended April 30, 2024 (Unaudited)	1.00	0.03	(c)	—	0.03	(0.03)	—	(0.03)	1.00	2.62%	1,694,830	0.18%	5.22%	0.33%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.74%	1,468,865	0.18%	4.73%	0.33%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	1,056,440	0.14%	0.93%	0.34%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.02%	1,026,492	0.07%	0.01%	0.34%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.60%	329,786	0.17%	0.39%	0.35%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.17%	146,441	0.18%	2.15%	0.36%
Class P Shares
Six-Months Ended April 30, 2024 (Unaudited)	1.00	0.03	(c)	—	0.03	(0.03)	—	(0.03)	1.00	2.62%	179,140	0.18%	5.21%	0.28%
Period Ended October 31, 2023(2)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.45%	34,268	0.18%	5.22%	0.28%
14	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. GOVERNMENT MONEY MARKET FUND

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class Y Shares
Six-Months Ended April 30, 2024	$1.00	$0.03	(c)	$—	$0.03	$(0.03)	$—	$(0.03)	$1.00	2.60%	$1,336,522	0.23%	5.17%	0.23%
(Unaudited)
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.68%	1,277,813	0.23%	4.49%	0.23%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.90%	1,742,544	0.17%	0.91%	0.24%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	1,386,114	0.08%	0.01%	0.24%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.56%	1,274,781	0.21%	0.63%	0.25%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.12%	1,938,856	0.23%	2.10%	0.26%
(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(2)	Commencement of operations May 11, 2023.
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated based on average shares outstanding.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	15

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class A Shares
Six-Months Ended April 30, 2024 (Unaudited)	$1.00	$0.02	(c)	$—	$0.02	$(0.02)	$—	$(0.02)	$1.00	2.46%	$70,975	0.50%	4.92%	0.50%
Year Ended October 31, 2023(1)	1.00	0.04	(c)	—	0.04	(0.04)	—	(0.04)	1.00	4.38%	63,928	0.51%	4.18%	0.51%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.73%	93,677	0.31%	0.63%	0.53%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.02%	120,467	0.06%	0.02%	0.51%
Year Ended October 31, 2020	1.00	—		—	—	—	—	—	1.00	0.44%	146,852	0.35%	0.42%	0.52%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	1.79%	143,506	0.50%	1.79%	0.53%
Class I Shares
Six-Months Ended April 30, 2024 (Unaudited)	1.00	0.03	(c)	—	0.03	(0.03)	—	(0.03)	1.00	2.64%	2,988,901	0.14%	5.27%	0.15%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.76%	3,321,282	0.14%	4.64%	0.16%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.94%	2,993,947	0.12%	1.13%	0.18%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	1,318,598	0.06%	0.02%	0.16%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.64%	2,278,404	0.14%	0.37%	0.16%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.16%	879,396	0.14%	2.13%	0.18%
Intermediary Class Shares
Six-Months Ended April 30, 2024 (Unaudited)	1.00	0.03	(c)	—	0.03	(0.03)	—	(0.03)	1.00	2.63%	584,455	0.16%	5.26%	0.30%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.74%	972,875	0.16%	4.58%	0.31%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.93%	1,122,315	0.14%	1.36%	0.33%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	350,940	0.06%	0.01%	0.31%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.63%	265,607	0.16%	0.48%	0.32%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.14%	165,842	0.16%	2.10%	0.33%
Intermediary Service Class Shares
Six-Months Ended April 30, 2024 (Unaudited)	1.00	0.03	(c)	—	0.03	(0.03)	—	(0.03)	1.00	2.62%	724,566	0.18%	5.23%	0.35%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.72%	605,495	0.18%	4.43%	0.36%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.92%	793,981	0.15%	0.98%	0.38%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	794,437	0.06%	0.00%	0.36%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.61%	176,037	0.17%	0.47%	0.37%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.12%	86,073	0.18%	2.10%	0.38%
Class P Shares
Six-Months Ended April 30, 2024 (Unaudited)	1.00	0.03	(c)	—	0.03	(0.03)	—	(0.03)	1.00	2.62%	214,048	0.18%	5.20%	0.30%
Period Ended October 31, 2023(2)	1.00	0.02	(c)	—	0.02	(0.02)	—	(0.02)	1.00	2.45%	228	0.18%	5.20%	0.31%
16	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC U.S. TREASURY MONEY MARKET FUND

Financial Highlights (continued)

Selected data for a share outstanding throughout the periods indicated.

		Investment Activities				Distributions					Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period	Total Return (a)	Net Assets at Value, End of Period (000’s)	Ratio of Net Expense to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)	Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (b)
Class Y Shares
Six-Months Ended April 30, 2024 (Unaudited)	$1.00	$0.03	(c)	$—	$0.03	$(0.03)	$—	$(0.03)	$1.00	2.59%	$342,832	0.25%	5.16%	0.25%
Year Ended October 31, 2023	1.00	0.05	(c)	—	0.05	(0.05)	—	(0.05)	1.00	4.64%	322,897	0.26%	4.49%	0.26%
Year Ended October 31, 2022	1.00	0.01	(c)	—	0.01	(0.01)	—	(0.01)	1.00	0.87%	339,059	0.19%	0.75%	0.28%
Year Ended October 31, 2021	1.00	—		—	—	—	—	—	1.00	0.01%	440,144	0.06%	0.02%	0.26%
Year Ended October 31, 2020	1.00	0.01		—	0.01	(0.01)	—	(0.01)	1.00	0.56%	536,101	0.22%	0.63%	0.27%
Year Ended October 31, 2019	1.00	0.02		—	0.02	(0.02)	—	(0.02)	1.00	2.05%	751,584	0.25%	2.03%	0.28%
(1)	Includes the conversion of Class A Shares to Class D Shares and the redesignation of Class D Shares as Class A Shares at the close of business on October 29, 2023.
(2)	Commencement of operations May 11, 2023.
(a)	Not annualized for periods less than one year. Total return calculations do not include any sales or redemption charges.
(b)	Annualized for periods less than one year.
(c)	Calculated based on average shares outstanding.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS

Notes to Financial Statements— April 30, 2024 (Unaudited)

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2024, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust.

Fund	Short Name
HSBC U.S. Government Money Market Fund	U.S. Government Money Market Fund
HSBC U.S. Treasury Money Market Fund	U.S. Treasury Money Market Fund

Financial statements for all other funds of the Trust are published separately.

Both of the Funds are government money market funds (as defined in Rule 2a-7) and seek to maintain a stable net asset value (“NAV”) of $1.00 per share, although it is possible to lose money by investing in the Funds. The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. Each of the Funds has six classes of shares: Class A Shares, Class I Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares. Class E Shares of the Funds were terminated by the Board of Trustees of the Funds during the reporting period. None of the share classes charge a sales load. Each class of shares in each Fund has identical rights and privileges, except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, provided that certain conditions are met. Generally, amortized cost approximates fair value. Investments in other money market funds are priced at NAV as reported by such investment companies. Repurchase agreements are valued at original cost. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts. Dividend income is recorded on the ex-dividend date.

Repurchase Agreements:

The U.S. Government Money Market Fund may enter into repurchase agreements with an entity which is a member of the Federal Reserve System or which is a “primary dealer” (as designated by the Federal Reserve Bank of New York) in U.S. government obligations. The U.S. Government Money Market Fund may also enter into a repurchase agreement with the Federal Reserve Bank of New York, the Fixed Income Clearing Corporation, or certain counterparties approved by the Investment Adviser (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans). The U.S. Treasury Money Market Fund may temporarily invest in repurchase agreements collateralized by U.S. Treasury Obligations under adverse market conditions. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a fair value equal to or greater than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Funds’ custodian or another qualified custodian or in the Federal Reserve/ Treasury book-entry system. Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables under the MRA with collateral posted by the counterparty and create one net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the transaction. Upon bankruptcy or insolvency of the MRA counterparty, the Fund would recognize a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. There is potential for loss to a Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Cash:

Cash is held in deposit accounts at the Funds’ custodian bank, State Street Bank and Trust Company (“Custodian”), and may represent a significant portion of a Fund’s net assets, which may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”). To the extent that such balances exceed FDIC insurance limits, the Funds are subject to the creditworthiness of the Custodian.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

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Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared daily and distributed monthly from each Fund. Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Investment Adviser’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Investments of the Funds, other than investments in other money market funds, are valued using the amortized cost method pursuant to Rule 2a-7 under the Act, and are typically categorized as Level 2 in the fair value hierarchy. The amortized cost method involves valuing an instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discounts or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. The amortized cost method may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund holding the instrument would receive if it sold the instrument. The fair value of securities in the Funds can be expected to vary with changes in prevailing interest rates.

Investments in other money market funds are priced at NAV as reported by such money market funds and are typically categorized as Level 1 in the fair value hierarchy.

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Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

The following is a summary of the valuation inputs used as of April 30, 2024 in valuing the Funds’ investments based upon the three levels defined above. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments for each Fund.

	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government Money Market Fund
Investment Securities:
U.S. Government and Government Agency Obligations	—	8,535,981,469	—	8,535,981,469
U.S. Treasury Obligations	—	6,153,337,234	—	6,153,337,234
Repurchase Agreements	—	15,865,000,000	—	15,865,000,000
Investment Companies	1,804,362,624	—	—	1,804,362,624
Total Investment Securities	1,804,362,624	30,554,318,703	—	32,358,681,327
U.S. Treasury Money Market Fund
Investment Securities:
U.S. Treasury Obligations	—	5,263,647,321	—	5,263,647,321
Total Investment Securities	—	5,263,647,321	—	5,263,647,321
4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Funds. As Investment Adviser, HSBC manages the investments of the Funds and continuously reviews, supervises and administers the Funds’ investments pursuant to an Investment Advisory Contract. For its services in this capacity, HSBC receives a fee from each Fund, accrued daily and paid monthly, based on the average daily net assets of each respective Fund, at an annual rate of 0.10%.

HSBC also provides operational support services to the Funds pursuant to an Operational Support Services Agreement in connection with the operation of certain classes of shares of the Funds. For its services in this capacity, HSBC is entitled to receive a fee, accrued daily and paid monthly, based on the average daily net assets of Class A Shares, Intermediary Class Shares, Intermediary Service Class Shares, Class P Shares and Class Y Shares, at an annual rate of 0.10%.

HSBC has entered into agreements with certain financial intermediaries (the “Servicers”) to provide recordkeeping, reporting and processing services to the Funds. The Servicers are paid by the Investment Adviser, and not by the Funds, for these services. Since these fees are paid for by the Investment Adviser, they do not represent an additional charge to the Funds or their shareholders and are not reflected in the Funds’ expenses.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Funds (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust.

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Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Under the Amended and Restated Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary and other individuals available to support such officers. For the services provided under that agreement, the Trust paid Foreside $146,084 for the six-month period ended April 30, 2024, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged) of the Funds.

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents (which includes HSBC and its affiliates) for providing various shareholder services. For performing these services, the shareholder servicing agents are entitled to receive a fee that is computed based on average daily net assets and paid monthly up to the following:

Share Class	Fee Rate (%)
Class A Shares	0.25
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10
Class P Shares	0.05

The aggregate fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed, in the aggregate, the following:

Share Class	Fee Rate (%)
Class A Shares	0.25
Intermediary Class Shares	0.05
Intermediary Service Class Shares	0.10
Class P Shares	0.05

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of the fees incurred by such financial intermediaries for performing such services.

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Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

Transfer Agency:

State Street serves as the transfer agent for each Fund, and has delegated its responsibilities to SS&C Global Investor and Distribution Solutions, Inc. (“SS&C”). As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statements of Operations.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through February 28, 2025 the total annual expenses of certain classes of the Funds, exclusive of interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to each Fund’s investments in other investment companies, as applicable.

The applicable classes of each Fund have their own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
U.S. Government Money Market Fund	I	0.14
	Intermediary Class
U.S. Government Money Market Fund	Shares	0.18
	Intermediary Service
U.S. Government Money Market Fund	Class Shares	0.20
U.S. Government Money Market Fund	P	0.18
U.S. Treasury Money Market Fund	I	0.14
	Intermediary Class
U.S. Treasury Money Market Fund	Shares	0.18
	Intermediary Service
U.S. Treasury Money Market Fund	Class Shares	0.20
U.S. Treasury Money Market Fund	P	0.18

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. As of April 30, 2024, there was no contingent liability.

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Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

As of April 30, 2024, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	April 30, 2027($)	April 30, 2026($)	April 30, 2025($)	Total ($)
U.S. Government Money Market Fund	4,502,213	5,886,588	3,742,330	14,131,131
U.S. Treasury Money Market Fund	2,310,059	2,632,115	2,049,901	6,992,075

In addition to the contractual expense limitation agreement with the Funds, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/ reimbursements are not subject to repayment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser and/or Administrator are reported on the Statements of Operations, as applicable.

During the six-month period ended April 30, 2024, the following amounts of expenses were voluntarily and/or contractually waived:

	Class I ($)	Intermediary Class ($)	Intermediary Service Class ($)	Class P ($)	Total ($)
U.S. Government Money Market Fund	—	(1,646,477)	(1,195,854)	(86,494)	(2,928,825)
U.S. Treasury Money Market Fund	(168,865)	(531,001)	(611,814)	(75,283)	(1,386,963)

Affiliated Securities Transactions:

The Funds are permitted to effect purchase and sale transactions with affiliated funds under procedures adopted by the Board. The procedures have been designed to seek to ensure that any such security transaction complies with certain conditions of Rule 17a-7 of the Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six-month period ended April 30, 2024, the Funds did not engage in 17a-7 transactions.

5.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Interest Rate Risk: Fluctuations in interest rates may affect the yield, volatility, liquidity and value of investments in income-producing or debt instruments. Generally, if interest rates rise, the value of such investments will fall. In addition, rising interest rates could lead to heightened investment volatility and decreased liquidity. During periods of falling interest rates, borrowers may pay off their debt sooner than expected, forcing the reinvestment of principal proceeds at lower interest rates, resulting in less interest income. Conversely, during periods of rising interest rates, borrowers may pay off their debt later than expected, thereby preventing reinvestment of principal proceeds at higher interest rates, increasing a Fund’s sensitivity to changes in interest rates and resulting in less income to the Fund than potentially available. The Funds may face a heightened level of interest rate risk due to certain changes in monetary policy, such as certain interest rate changes by the Federal Reserve. A low interest rate environment poses additional risks to the Funds. Low yields on a Fund’s portfolio holdings may have an adverse impact on the Fund’s ability to provide a positive yield to shareholders, pay expenses out of current income, or, at times, maintain a stable $1.00 share price and/or achieve its investment objective. Interest rate changes can be sudden and unpredictable, and a Fund may lose money if these changes are not anticipated by the Investment Adviser. A wide variety of factors can cause interest rates or yields to rise or fall (e.g., central bank monetary policies, inflationary or deflationary pressures, changing inflation or real growth rates, general market and economic conditions, etc.). The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Recently, the interest rates in the United States rose from historically low levels and the U.S. Federal Reserve and other countries’ central banks increased interest rates in response to global inflation. It is unclear whether interest rates will remain at current levels.

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Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

Market Risk: The value of a Fund’s investments may decline due to changing economic, political, social, regulatory or market conditions. Issuer, political, economic, regulatory, social or market developments can affect a single issuer, issuers within an industry or economic sector, or the market as a whole. In the short term, a Fund’s investments can fluctuate dramatically in response to these developments. Different parts of the market and different types of securities can react differently to these developments. Moreover, the conditions in one country or geographic region could adversely affect a Fund’s investments in a different country or geographic region due to increasingly interconnected global economies and financial markets. In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a regional, national or global level. Events such as war, acts of terrorism, regional conflicts, market manipulation, government defaults, government shutdowns, natural/environmental disasters, inflation, rapid interest rate changes, supply chain disruptions, international sanctions, global recessions, social unrest, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments, including in ways that cannot be foreseen. A Fund could be negatively impacted if the values of its investments were harmed by such events. Any market disruptions could also prevent a Fund from executing investment decisions in a timely manner.

U.S. Government Securities Risk: There are different types of U.S. Government Securities with different levels of credit risk. Some U.S. Government Securities are issued or guaranteed by the U.S. Treasury and are supported by the full faith and credit of the United States. Other types of U.S. Government Securities are supported by the full faith and credit of the United States (but not issued by the U.S. Treasury). These securities have the lowest credit risk, although they are not risk free. Still other types of U.S. Government Securities are: (1) supported by the ability of the issuer to borrow from the U.S. Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain U.S. Government Securities are riskier than others. The relative level of risk depends on the nature of the particular security and government support. A U.S. government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are riskier than those that are. Regarding certain federal agency securities or government sponsored entity securities (such as debt securities or mortgage-backed securities issued by Federal National Mortgage Association (“Fannie Mae”), Federal Home Loan Mortgage Corporation (“Freddie Mac”), Federal Home Loan Banks, and other government sponsored agencies), investors should be aware that although the issuer may be chartered or sponsored by an Act of Congress, the issuer is not funded by congressional appropriations, and its securities are neither guaranteed nor insured by the U.S.Treasury. Fannie Mae and Freddie Mac have been operating under conservatorship, with the Federal Housing Finance Agency acting as their conservator, since September 2008. This risk does not apply to the HSBC U.S. Treasury Money Market Fund, which normally invests only in obligations of the U.S. Treasury and does not invest in obligations issued or guaranteed by agencies or instrumentalities of the U.S. government.

6.	Federal Income Tax Information:

As of the six-month period ended April 30, 2024, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/ (depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
U.S. Government Money Market Fund	32,358,681,327	—	—	—
U.S. Treasury Money Market Fund	5,263,647,321	—	—	—
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Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

The tax character of distributions paid by the Funds for the tax year ended October 31, 2023, was as follows:

	Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)
U.S. Government Money Market Fund	1,636,047,810	1,636,047,810	1,636,047,810
U.S. Treasury Money Market Fund	212,589,767	212,589,767	212,589,767

The tax character of distributions paid by the Funds for the tax year ended October 31, 2022, was as follows:

	Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
U.S. Government Money Market Fund	460,509,934	460,509,934	460,509,934
U.S. Treasury Money Market Fund	30,360,082	30,360,082	30,360,082

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Undistributed Ordinary Income ($)	Accumulated Earnings ($)	Distributions Payable ($)	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)	Total Accumulated Earnings/ (Deficit) ($)
U.S. Government Money Market Fund	56,934,151	56,934,151	(56,930,737)	(7,071,714)	—	(7,068,300)
U.S. Treasury Money Market Fund	7,479,486	7,479,486	(7,923,475)	(78,780)	—	(522,769)

As of the tax year ended October 31, 2023, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
U.S. Government Money Market Fund	6,963,747	107,967	7,071,714
U.S. Treasury Money Market Fund	77,988	792	78,780

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclassification of market discounts, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sale losses and post-October loss deferrals) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

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Notes to Financial Statements— April 30, 2024 (Unaudited) (continued)

7.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
U.S. Government Money Market Fund	—	—	—	—
U.S. Treasury Money Market Fund	2	26	—	—
8.	Regulatory Updates:

Effective January 24, 2023, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semiannual reports to shareholders that highlight certain information deemed by the SEC to be particularly important for investors. Certain other information, including financial statements, will no longer appear in shareholder reports but will, as required, be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until their annual shareholder report for the fiscal year ended October 31, 2024. Management is currently evaluating the implications of these amendments and its impact on the Funds’ financial statements.

9.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

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HSBC Family of Fund Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 27, 2023 and December 12, 2023, the Independent Trustees met separately in executive sessions that that took place via Zoom on October 27, 2023 and in-person on December 12, 2023 (the “Executive Sessions”) to consider the renewal of the (i) Investment Advisory Contract and related Supplements (the “Advisory Contracts”) between the Trust and HSBC Global Asset Management (USA), Inc. (the “Adviser”) and (ii) Sub-Advisory Agreement (“Sub-Advisory Contract” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and the investment sub-adviser (the “Sub-Adviser”) on behalf of one of the Funds. At the December 13, 2023 meeting of the Board (the “December Meeting”), the Board unanimously voted to approve the continuation of the Agreements.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services provided by the Adviser and Sub-Adviser; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Institutional Shareholder Services (“ISS”); (iv) trading practices of the Adviser and Sub-Adviser, as available; (v) fees received by the Adviser and Sub-Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by ISS; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by ISS; (vii) the profitability of the Adviser and Sub-Adviser; (viii) compliance-related matters pertaining to the Adviser and Sub-Adviser; (ix) regulatory developments, including final rulemakings as well as rulemaking initiatives of the SEC; and (x) other information regarding the nature, extent and quality of services provided by the Adviser and Sub-Adviser under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 27, 2023 Executive Session and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Radiant Global Investors LLC (formerly, RadiantESG Global Investors LLC); (iv) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Amended and Restated Administration Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (v) regulatory considerations; (vi) the Adviser’s oversight of services provided to the HSBC Radiant U.S. Smaller Companies Portfolio (the “U.S. Smaller Companies Portfolio”); (vii) the Adviser’s advisory services with respect to the Funds that are money market funds (the “Money Market Funds”); (viii) the Adviser’s profitability and direct and indirect expenses; and (ix) additional information provided by the Adviser at the request of the Independent Trustees, following the October 27, 2023 Executive Session.

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HSBC FAMILY OF FUNDS

HSBC Family of Fund Investment Adviser Contract Approval (Unaudited) (continued)

In addition, the Board took into consideration its overall experience with the Adviser and Sub-Adviser, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and the Sub-Adviser. As a result of this process, at the December Meeting, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to the Funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the voluntary and contractual fee waivers provided by the Adviser to maintain a competitive yield for the Money Market Funds. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, including oversight of the Sub-Adviser. Furthermore, the Board took into consideration the extent and amount of work being undertaken by the Adviser to manage the Money Market Funds in a changing interest rate and regulatory environment and to seek to understand the liquidity needs of shareholders.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Adviser provides to the U.S. Smaller Companies Portfolio. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Adviser and the Sub-Adviser’s portfolio management team, its experience, and the quality of its compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Adviser supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Adviser, as applicable.

In the context of the U.S. Smaller Companies Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to the Sub-Adviser, recent performance, recent performance as compared to the peer groups of the U.S. Smaller Companies Portfolio, and the Sub-Adviser’s efforts to obtain best execution.

For the Money Market Funds, the Board considered the additional expense waivers that the Adviser had provided at times throughout the year in order for the Money Market Funds to maintain their competitiveness.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that the Agreements should continue.

HSBC FAMILY OF FUNDS	29

HSBC FAMILY OF FUNDS

HSBC Family of Fund Investment Adviser Contract Approval (Unaudited) (continued)

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Adviser and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts, as well as contractual expense limit agreements in force, and compared those fees to the fees of similar funds, which had been compiled and provided by ISS.

The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the price competitiveness of the money market industry, as well as the resources, expertise and experience provided to the Funds by the Adviser.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Adviser, as available; the relative portions of the total advisory fees paid to the Sub-Adviser and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Adviser. In the context of the U.S. Smaller Companies Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to the U.S. Smaller Companies Portfolio pursuant to the Advisory Contracts and the services provided by the Sub-Adviser to the U.S. Smaller Companies Portfolio pursuant to the Sub-Advisory Contract. The Board also considered information on profitability where provided by the Sub-Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the U.S. Smaller Companies Portfolio’s Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Adviser had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to each Fund in order to reduce or control the overall operating expenses of the Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationship with the Funds and the benefits the Funds may derive from their relationship with the Adviser.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the December Meeting (including a separate unanimous vote of the Independent Trustees present at the December Meeting) approved the continuation of the Agreements.

30	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2023 and held through the period ended April 30, 2024.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2024.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

HSBC FAMILY OF FUNDS	31

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of April 30, 2024 (Unaudited) (continued)

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1)	Ending Account Value 4/30/24	Expenses Paid During Period(1)
U.S. Government Money Market Fund – Class A Shares	0.48%	$1,000.00	$1,024.70	$2.42	$1,022.50	$2.41
U.S. Government Money Market Fund – Class I Shares	0.13%	1,000.00	1,026.50	0.66	1,024.20	0.65
U.S. Government Money Market Fund – Intermediary Class Shares	0.16%	1,000.00	1,026.30	0.81	1,024.10	0.81
U.S. Government Money Market Fund – Intermediary Service Class Shares	0.18%	1,000.00	1,026.20	0.91	1,024.00	0.91
U.S. Government Money Market Fund – Class P Shares	0.18%	1,000.00	1,026.20	0.91	1,024.00	0.91
U.S. Government Money Market Fund – Class Y Shares	0.23%	1,000.00	1,026.00	1.16	1,023.70	1.16

U.S. Treasury Money Market Fund – Class A Shares	0.50%	1,000.00	1,024.60	2.52	1,022.40	2.51
U.S. Treasury Money Market Fund – Class I Shares	0.14%	1,000.00	1,026.40	0.71	1,024.20	0.70
U.S. Treasury Money Market Fund – Intermediary Class Shares	0.16%	1,000.00	1,026.30	0.81	1,024.10	0.81
U.S. Treasury Money Market Fund – Intermediary Service Class Shares	0.18%	1,000.00	1,026.20	0.91	1,024.00	0.91
U.S. Treasury Money Market Fund – Class P Shares	0.18%	1,000.00	1,026.20	0.91	1,024.00	0.91
U.S. Treasury Money Market Fund – Class Y Shares	0.25%	1,000.00	1,025.90	1.26	1,023.60	1.26

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
32	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds disclose on the Investment Adviser’s website within five business days after the end of each month a complete schedule of portfolio holdings and certain other information, including the dollar-weighted average portfolio maturity and dollar-weighted average portfolio life. In addition, each Fund will file with the SEC on Form N-MFP, within five business days after the end of each month, more detailed portfolio holdings information. The Funds’ Form N-MFP filings will be available on the SEC’s website, and the Investment Adviser’s website will contain a link to such filings.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

HSBC FAMILY OF FUNDS	33

HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
4th Floor, 66 Hudson Boulevard E
New York, NY 10001

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and
HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
4th Floor, 66 Hudson Boulevard E
New York, NY 10001
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 219691
Kansas City, MO 64121-9691
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and
Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Congress Street
Boston, MA 02114

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/ individual-investor/fund-centre. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-MMF-0624	06/24

HSBC Funds

Semi-Annual Report

April 30, 2024

EQUITY FUND	Class A	Class I
HSBC Radiant U.S. Smaller Companies Fund (formerly, HSBC RadiantESG U.S. Smaller Companies Fund)	HSOAX	RESCX

HSBC Family of Funds

Semi-Annual Report - April 30, 2024

Glossary of Terms

Gross Domestic Product (“GDP”) is the value of goods and services produced in a given country in a given year.

Bloomberg U.S. 2500 Growth Total Return Index is a float market-cap-weighted equity benchmark derived from the membership of the Bloomberg U.S. 2500 Index and provides exposure to companies with superior growth factor scores based on their earnings yield, valuation, dividend yield and growth. It is comprised of the 2,500 smaller and mid-cap companies included in the Bloomberg U.S. 3000 Total Return Index.

Russell 2500® Growth Index is an index that measures the performance of the small- to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500® companies with higher price-to-book ratios and higher forecasted growth values.

Securities indices are unmanaged and assume reinvestment of all distributions and do not take in account brokerage fees or expenses. Securities in the Fund do not match those in the indices and performance of the Fund will differ. Investors cannot invest directly in an index.

Consumer Price Index (CPI) is a measure of the average change over time in the prices paid by urban consumers for a market basket of consumer goods and services. Indexes are available for the U.S. and various geographic areas. Average price data for select utility, automotive fuel, and food items are also available.

2	HSBC FAMILY OF FUNDS

Portfolio Reviews (Unaudited)

HSBC Radiant U.S. Smaller Companies Fund

(Class A Shares and Class I Shares)

Investment decisions for the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”) are made by the investment team at the Portfolio’s subadviser, Radiant Global Investors LLC (the “Subadviser”), which is led by Kathryn McDonald, co-founder and Head of Investments and Sustainability, and Harry Prabandham, Chief Investment Officer. Mr. Prabandham and Kevin Lin, CFA, Senior Portfolio Manager, are responsible for day-to-day management of the Portfolio. Ms. McDonald and Messrs. Prabandham and Lin have been portfolio managers of the Portfolio since June 2022.

The HSBC Radiant U.S. Smaller Companies Fund (the “Fund”) seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in U.S. equity securities of small and mid-cap companies that meet the Subadviser’s fundamental and environmental, social, and governance (“ESG”) criteria (measured at the time of purchase). The Fund employs a two-tier structure, commonly referred to as a “master-feeder” structure, in which the Fund invests all of its investable assets in the Portfolio.

Investment Concerns

There is no assurance that the Fund will achieve its investment objective or will work under all market conditions. The value of investments may go down as well as up and you may not get back the amount originally invested. The Fund may be subject to certain additional risks, which should be considered carefully along with its investment objective and fees. Equity investments fluctuate in value based on changes to an individual company’s financial condition and overall market conditions. The Fund is also subject to market risk, which is the risk that the value of the Fund’s portfolio investments may decline due to changing market conditions. Market conditions may be negatively impacted by events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness, or other public health threats. Investing in smaller companies is more risky and volatile than investing in large companies. Growth investment style may fall out of favor in the marketplace and result in significant declines in the value of the Fund’s securities. Securities of companies considered growth investments may have rapid price swings in the event of earnings disappointments or during periods of market, political, regulatory, and economic uncertainty. Using ESG criteria will cause the Fund to forgo investment opportunities in certain companies and sectors that are available to other mutual funds that do not use these criteria, which could affect the Fund’s performance. The use of proprietary quantitative models in selecting investments could be adversely impacted by unforeseeable software or hardware malfunctions and other technological risks, and the data used in the models may cause the models to perform differently than expected.

For a complete description of these and other risks associated with investment in a mutual fund, please refer to the Fund’s prospectus.

Market Commentary

For the six-month period ended April 30, 2024, the Fund returned 19.08% for its Class A shares (no load). That compared to a 22.39% return for the Bloomberg U.S. 2500 Growth Total Return Index, the Fund’s primary benchmark, and a 21.50% return for the Russell 2500® Growth Index, the Fund’s former benchmark1.

Portfolio Performance

The six-month period under review was marked by an exceptionally strong rally in U.S. equities. Stocks rebounded from their market lows in October 2023 after a cooler-than-expected U.S. Consumer Price Index (CPI) reading gave investors hope that the Federal Reserve (the Fed) was reaching the end of its cycle of interest rate increases. Economic data in areas including payrolls, consumer confidence, and GDP forecasts remained strong throughout the period, which helped maintain the rally. Inflation remained stubbornly high, however, with the CPI increasing in March 2024. The reading led many investors to believe the Fed would delay its highly anticipated rate cuts well into the end of 2024, which took some of the momentum out of the rally in the final weeks of the period. In this environment, growth-oriented stocks slightly outperformed their value-oriented counterparts, while the Information Technology and Healthcare sectors outperformed the broader market. Technology stocks continued to benefit from investor enthusiasm around artificial intelligence (AI) themes.

The Fund underperformed its former benchmark for the period under review.1 By far the largest detractor from the Fund’s relative performance was its lack of exposure to a U.S. manufacturer of computer servers. This benchmark holding benefited strongly from AI-related investor enthusiasm, returning over 250% for the period. Its absence from the Fund’s holdings detracted approximately three percentage points from relative performance. The Fund’s below-benchmark exposure to the Materials and Consumer Staples sectors also weighed on relative results, as did stock selection in Information Technology and Healthcare.

The Fund’s relative performance benefited from its momentum-based strategy, as holdings that outperformed during the previous period generally continued to outperform during the period under review. This momentum-based stock selection was particularly helpful within the Consumer Discretionary, Information Technology, and Industrials sectors, particularly in the retail, semi-conductor, and homebuilding supplies categories. Above-benchmark exposure to the Information Technology, Healthcare, and Real Estate sectors also added to the Fund’s performance relative to its benchmark.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

1	The Fund’s benchmark index during the period under review was the Russell 2500® Growth Index. On June 1, 2024, the Bloomberg U.S. 2500 Growth Total Return Index replaced the Russell 2500® Growth Index as the Fund’s benchmark index.
HSBC FAMILY OF FUNDS	3

Portfolio Reviews (Unaudited)
Fund Performance			Average Annual Total Returns (%)[2]			Expense Ratio (%)[3]
As of April 30, 2024	Inception Date	Six Months*	1 Year	5 Year	10 Year	Gross	Net
HSBC Radiant U.S. Smaller Companies Fund Class A1	9/23/96	19.08	16.56	9.18	8.75	8.84	1.45
HSBC Radiant U.S. Smaller Companies Fund Class I†	9/3/96	19.21	17.07	9.77	9.31	6.11	0.90
Bloomberg U.S. 2500 Growth Total Return Index	—	22.39	14.20	7.00	9.08	N/A	N/A
Russell 2500® Growth Index	—	21.50	13.53	6.97	9.10	N/A	N/A

Past performance does not guarantee future results. The performance data quoted represents past performance (including prior to the date on which the Fund changed its name, principal investment strategies and sub-adviser) and current returns may be lower or higher. Total return figures include change in share price, reinvestment of dividends and capital gains and do not reflect the taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please call 1-800-782-8183.

The performance above reflects any fee waivers that have been in effect during the applicable periods, as well as any expense reimbursements that have periodically been made. Absent such waivers and reimbursements, returns would have been lower. Currently, contractual fee waivers and/or expense reimbursements are in effect for the Fund through February 28, 2025.

Certain returns shown include monies received by the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”), in which the Fund invests, in respect of one-time class action settlements and monies received by the Fund from a one-time reimbursement from HSBC Global Asset Management (USA) Inc. (the “Adviser”) related to past marketing arrangements. As a result, the Fund’s total returns for those periods were higher than they would have been had the Portfolio and the Fund not received the payments.

*	Aggregate Total Return.
†	The Class I Shares are issued by a separate series of the HSBC Funds.
1	Reflects the maximum sales charge of 5.00% through October 29, 2023. Effective October 29, 2023, the sales charge was eliminated.
2	Reflects actual NAV at the end of the period.
3	Reflects the expense ratio as reported in the prospectus dated February 28, 2024, as may be supplemented from time to time. The Adviser has entered into a contractual expense limitation agreement with the Fund under which it will limit total expenses of the Fund (excluding interest, taxes, brokerage commissions, extraordinary expenses and estimated indirect expenses attributable to the Fund’s investments in investment companies other than the Portfolio) to an annual rate of 1.45% and 0.90% for Class A Shares and Class I Shares, respectively. The expense limitations shall be in effect until February 28, 2025. Additional information pertaining to the April 30, 2024 expense ratios can be found in the financial highlights.

The Fund’s performance is measured against the Bloomberg U.S. 2500 Growth Total Return Index and the Russell 2500® Growth Index. On June 1, 2024, the Bloomberg U.S. 2500 Growth Total Return Index replaced the Russell 2500® Growth Index as the Fund’s benchmark index. For additional information on these indices, please refer to the Glossary of Terms. The performance for an index does not reflect the deduction of expenses associated with a mutual fund, such as investment management and fund accounting fees. The Fund’s performance reflects the deduction of fees for these value-added services. Investors cannot invest directly in an index.

4	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Statements of Assets and Liabilities—as of April 30, 2024 (Unaudited)

	HSBC Radiant U.S. Smaller Companies Fund	HSBC Radiant U.S. Smaller Companies Fund (Class I)
Assets:
Investments in Affiliated Portfolio	$7,744,501	$13,654,936
Receivable from Investment Adviser	42,309	54,868
Receivable for fund shares sold	2,750	2,950
Prepaid expenses and other assets	15,682	14,360
Total Assets	7,805,242	13,727,114

Liabilities:
Accrued expenses and other liabilities:
Administrative Services	65	115
Shareholder Servicing	1,760	—
Accounting	2,817	2,968
Compliance Services	140	140
Printing	1,111	2,845
Professional	18,488	18,487
Sub-Transfer Agent	22,345	19,441
Other	19	—
Total Liabilities	46,745	43,996
Commitments and contingent liabilities (Note 4)	—	—
Net Assets	$7,758,497	$13,683,118

Composition of Net Assets:
Paid in Capital	$7,464,564	$14,439,532
Total distributable earnings/(loss)	293,933	(756,414)
Net Assets	$7,758,497	$13,683,118

Net Assets:
Class A Shares	$7,758,497	$—
Class I Shares	—	13,683,118
Total	$7,758,497	$13,683,118

Shares Outstanding:
($0.001 par value, unlimited number of shares authorized):
Class A Shares	881,159	—
Class I Shares	—	1,748,616

Net Asset Value, Offering Price (Class A and Class I) and Redemption Price per share:
Class A Shares	$8.80	$—
Class I Shares	$—	$7.83

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	5

HSBC FAMILY OF FUNDS

Statements of Operations - For the period ended April 30, 2024 (Unaudited)

	HSBC Radiant U.S. Smaller Companies Fund	HSBC Radiant U.S. Smaller Companies Fund (Class I)
Net Investment Income/(Loss) Allocated from Affiliated Portfolio:
Investment income from Affiliated Portfolio	$43,047	$122,185
Expenses from Affiliated Portfolio(1)	(177,714)	(310,780)
Net Investment Income/(Loss) from Affiliated Portfolio	(134,667)	(188,595)

Expenses:
Administrative Services:
Class A Shares	394	—
Class I Shares	—	690
Shareholder Servicing:
Class A Shares	9,848	—
Accounting	6,267	5,968
Compliance Services	2,946	2,946
Printing	6,428	10,740
Professional	15,683	15,682
Sub-Transfer Agent	81,583	35,874
Registration fees	14,339	11,884
Other	6,166	5,859
Total expenses before fee and expense reductions	143,654	89,643
Fees voluntarily reduced/reimbursed by Investment Adviser and/or Administrator	(3,939)	—
Fees contractually reduced/reimbursed by Investment Adviser	(264,252)	(338,310)
Net Expenses(1)	(124,537)	(248,667)

Net Investment Income/(Loss)	$(10,130)	$60,072

Realized/Unrealized Gains/(Losses) on Investments Allocated from Affiliated Portfolio:
Net realized gains/(losses) from Affiliated Portfolio	160,559	214,649
Change in unrealized appreciation/(depreciation) on investments from Affiliated Portfolio	1,171,590	2,141,594

Net realized/unrealized gains/(losses) on investments from Affiliated Portfolio	1,332,149	2,356,243
Change in Net Assets Resulting from Operations	$1,322,019	$2,416,315

(1)	Total Net Fund expenses includes Expenses Allocated from Affiliated Portfolio and Net Expenses of the Fund.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

6	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Radiant U.S. Smaller Companies Fund		HSBC Radiant U.S. Smaller Companies Fund (Class I)
	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Investment Activities:
Operations:
Net investment income/(loss)	$(10,130)	$(36,751)	$60,072	$(4,687)
Net realized gains/(losses) from investments	160,559	759,926	214,649	1,373,296
Change in unrealized appreciation/(depreciation) on investments	1,171,590	(485,947)	2,141,594	(818,279)
Change in net assets resulting from operations	1,322,019	237,228	2,416,315	550,330
Change in net assets resulting from capital transactions(1)	(401,408)	(1,617,732)	(1,495,326)	(4,782,072)
Change in net assets	920,611	(1,380,504)	920,989	(4,231,742)

Net Assets:
Beginning of period	6,837,886	8,218,390	12,762,129	16,993,871
End of period	$7,758,497	$6,837,886	$13,683,118	$12,762,129

CAPITALTRANSACTIONS:
Class A Shares:
Proceeds from shares issued	$88,083	$117,904	$—	$—
Value of shares converted from Class C	—	18,933	—	—
Value of shares redeemed	(489,491)	(1,737,431)	—	—
Class A Shares capital transactions	(401,408)	(1,600,594)	—	—
Class C Shares:
Proceeds from shares issued	$—	$13,100	$—	$—
Value of shares converted to Class A	—	(18,933)	—	—
Value of shares redeemed	—	(11,305)	—	—
Class C Shares capital transactions	—	(17,138)	—	—
Class I Shares:
Proceeds from shares issued	$—	$—	$591,336	$523,276
Value of shares redeemed	—	—	(2,086,662)	(5,305,348)
Class I Shares capital transactions	—	—	(1,495,326)	(4,782,072)
Change in net assets resulting from capital transactions(1)	$(401,408)	$(1,617,732)	$(1,495,326)	$(4,782,072)

SHARE TRANSACTIONS:
Class A Shares:
Issued	10,361	14,905	—	—
Converted from Class C Shares	—	2,599	—	—
Redeemed	(54,474)	(226,078)	—	—
Change in Class A Shares	(44,113)	(208,574)	—	—
Class C Shares:
Issued	—	8,973	—	—
Converted to Class A Shares	—	(15,341)	—	—
Redeemed	—	(8,973)	—	—
Change in Class C Shares	—	(15,341)	—	—
Class I Shares:
Issued	—	—	76,989	76,163
Redeemed	—	—	(274,786)	(785,593)
Change in Class I Shares	—	—	(197,797)	(709,430)

(1)	Includes the conversion of Class C Shares to Class A Shares at the close of business on October 29, 2023.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	7

HSBC RADIANT U.S. SMALLER COMPANIES FUND

Financial Highlights

Selected data for a share outstanding throughout the periods indicated.*

		Investment Activities				Distributions						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Loss (a)		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period		Total Return (b), (c)	Net Assets at Value, End of Period (000's)	Ratio of Net Expense to Average Net Assets (d)		Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (d)	Portfolio Turnover (c), (e)
Class A Shares
Six-Months Ended April 30, 2024 (Unaudited)	$7.39	$(0.01)		$1.42	$1.41	$—	$—	$—	$8.80		19.08%	$7,758	1.35%		(0.26)%		8.16%	40%
Year Ended October 31, 2023	7.23	(0.04)		0.20	0.16	—	—	—	7.39		2.21%	6,838	1.35%		(0.47)%		8.84%	103%
Year Ended October 31, 2022	14.49	(0.05	)(f)	(2.80)	(2.85)	—	(4.41)	(4.41)	7.23	(g)	(25.80)%	8,200	1.49	%(h)	(0.65	)%(f)	6.47%	120%
Year Ended October 31, 2021	10.71	(0.11)		4.57	4.46	—	(0.68)	(0.68)	14.49		42.81%	12,518	1.55%		(0.83)%		7.00%	78%
Year Ended October 31, 2020	9.42	(0.09)		2.10	2.01	—	(0.72)	(0.72)	10.71		22.05%	9,224	1.55%		(0.91)%		7.29%	94%
Year Ended October 31, 2019	10.70	(0.07)		0.59	0.52	—	(1.80)	(1.80)	9.42		8.77%	8,449	1.55%		(0.79)%		5.77%	81%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”).
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the Portfolio, in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio, in which the Fund invests all of its investable assets, not received the special dividends, the net investment income/(loss) per share would have been $(0.08) and the net investment income/(loss) ratio would have been (0.97)% .
(g)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
(h)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of June 28, 2022 and the higher limit in effect prior to that date.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

8	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC RADIANT U.S. SMALLER COMPANIES FUND (CLASS I)

Financial Highlights

Selected data for a share outstanding throughout the periods indicated. *

		Investment Activities				Distributions						Ratios/Supplementary Data
	Net Asset Value, Beginning of Period	Net Investment Income (Loss) (a)		Net Realized and Unrealized Gains/ (Losses) from Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investment Transactions	Total Distributions	Net Asset Value, End of Period		Total Return (b), (c)	Net Assets at Value, End of Period (000's)	Ratio of Net Expense to Average Net Assets (d)		Ratio of Net Investment Income to Average Net Assets (d)		Ratio of Expenses to Average Net Assets (Excluding Fee Reductions) (d)	Portfolio Turnover (c), (e)
Class I Shares
Six-Months Ended April 30, 2024 (Unaudited)	$6.56	$0.03		$1.24	$1.27	$—	$—	$—	$7.83	(f)	19.36%	$13,683	0.90%		0.87%		5.80%	40%
Year Ended October 31, 2023	6.40	(0.00)		0.16	0.16	—	—	—	6.56		2.50%	12,762	0.90%		(0.03)%		6.11%	103%
Year Ended October 31, 2022	19.16	(0.02	)(g)	(2.84)	(2.86)	—	(9.90)	(9.90)	6.40	(f)	(24.77)%	16,993	1.07	%(h)	(0.19	)%(g)	3.02%	120%
Year Ended October 31, 2021	14.67	(0.07)		6.13	6.06	—	(1.57)	(1.57)	19.16	(f)	43.23%	88,809	1.10%		(0.39)%		1.88%	78%
Year Ended October 31, 2020	12.79	(0.06)		2.85	2.79	—	(0.91)	(0.91)	14.67		22.58%	121,959	1.10%		(0.46)%		1.63%	94%
Year Ended October 31, 2019	14.38	(0.04)		0.81	0.77	—	(2.36)	(2.36)	12.79		9.25%	115,924	1.10%		(0.34)%		1.44%	81%
*	The per share amounts and percentages reflect income and expenses assuming inclusion of the Fund’s proportionate share of the income and expenses of the HSBC Radiant U.S. Smaller Companies Portfolio (the “Portfolio”).
(a)	Calculated based on average shares outstanding.
(b)	Total return calculations do not include any sales or redemption charges.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate is calculated on the basis of the Portfolio, in which the Fund invests all of its investable assets. Portfolio turnover is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued.
(f)	The net asset value per share (“NAV”) for financial reporting purposes differs from the NAV reported due to adjustments made in accordance with accounting principles generally accepted in the United States of America.
(g)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio, in which the Fund invests all of its investable assets, not received the special dividends, the net investment income/(loss) per share would have been $(0.05) and the net investment income/(loss) ratio would have been (0.59)% .
(h)	The net expense ratio shown for the period reflects the expense limitation agreement in effect as of June 28, 2022 and the higher limit in effect prior to that date.

Amounts designated as “—” are $0.00 or have been rounded to $0.00.

See notes to financial statements.	HSBC FAMILY OF FUNDS	9

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited)

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2024, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the following two diversified funds (individually a “Fund”, collectively the “Funds”) of the Trust:

Fund	Short Name
HSBC Radiant U.S. Smaller Companies Fund (formerly, HSBC RadiantESG U.S. Smaller Companies Fund)	Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Fund (Class I) (formerly, HSBC RadiantESG U.S. Smaller Companies Fund (Class I))	Radiant U.S. Smaller Companies Fund (Class I)

Financial statements for all other funds of the Trust are published separately.

Each Fund is a feeder fund in a master-feeder fund structure and seeks to achieve its investment objective by investing all of its investable assets in the HSBC Radiant U.S. Smaller Companies Portfolio (formerly, HSBC RadiantESG U.S. Smaller Companies Portfolio) (the “Portfolio”), which is a diversified series of the Trust with the same investment objective as the Funds. The Portfolio operates as the master fund in a master-feeder arrangement in which the feeder funds invest all of their investable assets in the Portfolio. The Funds’ proportionate ownership of the Portfolio as of the date of this report was as follows:

Fund	Proportionate Ownership Interest on April 30, 2024 (%)
Radiant U.S. Smaller Companies Fund (formerly, HSBC RadiantESG U.S. Smaller Companies Fund)	36.2
Radiant U.S. Smaller Companies Fund (Class I) (formerly, HSBC RadiantESG U.S. Smaller Companies Fund (Class I))	63.8

The financial statements of the Portfolio, including the Schedule of Portfolio Investments, are included elsewhere in this report. The financial statements of the Portfolio should be read in conjunction with the financial statements of the Funds.

The Funds are authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share. The Radiant U.S. Smaller Companies Fund offers one class of shares: Class A Shares. The Radiant U.S. Smaller Companies Fund (Class I) also offers one class of shares: Class I Shares. No sales charges are assessed with respect to Class A Shares and Class I Shares of the Radiant U.S. Smaller Companies Fund and Radiant U.S. Smaller Companies Fund (Class I), respectively. Each class of shares in the Funds has identical rights and privileges except with respect to arrangements pertaining to shareholder servicing and/or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and exchange privileges of each class of shares.

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Trust enters into contracts with its service providers, which also provide for indemnifications by the Funds. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Trust believes the risk of loss to be remote.

10	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolio’s net assets. The notes to the Portfolio’s financial statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income:

The Funds record investments in the Portfolio on a trade date basis. The Funds record daily their proportionate share of income, expenses, changes in unrealized appreciation and depreciation and realized gains and losses derived from the Portfolio. In addition, the Funds accrue their own expenses daily as incurred.

Foreign Currency Translation:

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts, if any, are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses, are, as applicable, translated at the prevailing rate of exchange on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. If applicable, any such fluctuations are included with the net realized and unrealized gain or loss from investments in securities and foreign currency translations.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Because the Funds operate in a master-feeder structure, in which the Funds invest all of their investable assets in the Portfolio, certain expenses are allocated solely to the Portfolio rather than the Funds. Class specific expenses are charged directly to the class incurring the expense. In addition, income, expenses (other than class specific expenses), and unrealized and realized gains and losses are allocated to each class based on relative net assets on a daily basis.

Distributions to Shareholders:

Dividends distributed to shareholders of the Funds from net investment income, if any, are declared and distributed semiannually.

Distributions from net realized gains, if any, are declared and paid at least annually by the Funds. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

HSBC FAMILY OF FUNDS	11

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

Federal Income Taxes:

Each Fund is a separate taxable entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required for the Funds, although shareholders may be taxed on distributions they receive.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary

The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Funds’ investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Investment Adviser’s (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans) own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The Funds record their investments in the Portfolio at fair value, which represents their proportionate ownership of the value of the Portfolio’s net assets. These investments are typically categorized as Level 2 in the fair value hierarchy. The underlying securities of the Portfolio are recorded at fair value, as discussed more fully in the Notes to Financial Statements of the Portfolio included in the attached financial statements.

As of April 30, 2024, all investments by the Funds were categorized as Level 2 in the fair value hierarchy.

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly-owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio pursuant to an Investment Advisory Contract. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments. The Investment Adviser has retained Radiant Global Investors LLC (“Radiant” or the “Subadviser”) to provide day-to-day management of the Portfolio. The Funds are not directly charged any investment management fees, but rather share proportionately in the investment management fees charged to the Portfolio.

Administration, Fund Accounting and Other Services:

HSBC also serves the Funds as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Funds (as well as other series of the Trust combined) a fee,

12	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust (for example, the Funds). For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay the remaining half, for a combination of the total fee rate set forth above.

State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Funds and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Funds pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Funds, based on a Fund’s net assets, subject to per Fund fees, miscellaneous fees and reimbursements of certain expenses.

Under the Amended and Restated Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary and other individuals available to support such officers. For the services provided under that agreement, the Trust paid Foreside $146,084 for the six-month period ended April 30, 2024, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statements of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statements of Operations. Foreside pays the salary and other compensation earned by individuals performing these services.

Distribution Arrangements:

Foreside Distribution Services, L.P. (“Foreside” or the “Distributor”) serves the Trust as Distributor. The Trust, on behalf of the Radiant U.S. Smaller Companies Fund, has adopted a non-compensatory Distribution Plan and Agreement (the “Distribution Plan”) pursuant to Rule 12b-1 of the Act. The Distribution Plan provides for reimbursement of expenses incurred by the Distributor related to distribution and marketing, at a rate not to exceed 0.25% of the average daily net assets of Class A Shares (currently not being charged).

Shareholder Servicing:

The Trust has adopted a Shareholder Services Plan, which provides for payments to shareholder servicing agents for providing various shareholder services. For performing these services, the shareholder servicing agents receive a fee that is computed daily and paid monthly up to 0.25% of the average daily net assets of Class A Shares of the Radiant U.S. Smaller Companies Fund. The fees paid to the Distributor pursuant to the Distribution Plan and to shareholder servicing agents pursuant to the Shareholder Services Plan may not exceed in the aggregate 0.50% annually of the average daily net assets of Class A Shares.

The Trust has entered into shareholder services contracts with affiliated and unaffiliated financial intermediaries who provide shareholder services and other related services to their clients or customers who invest in the Funds under which the Funds will pay all or a portion of such fees incurred by such financial intermediaries for performing such services.

Transfer Agency:

State Street serves as the transfer agent for each Fund, and has delegated its responsibilities to SS&C Global Investor and Distribution Solutions, Inc. (“SS&C”). As sub-transfer agent, SS&C receives a fee based on the number of funds and shareholder accounts, subject to certain minimums, and reimbursement of certain expenses.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board of Trustees (the “Board”). The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount

HSBC FAMILY OF FUNDS	13

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

of the fees and expenses of the Independent Trustees are allocated among all the series in the Trust (except that these fees and expenses are allocated to the Portfolio rather than the Funds).

Other:

The Funds pay fees to certain intermediaries or financial institutions for recordkeeping, sub-accounting services, transfer agency and other administrative services as included in “Other” on the Statements of Operations.

The Funds may use related party broker-dealers. For the six-month period ended April 30, 2024, there were no brokerage commissions paid to broker-dealers affiliated with the Investment Adviser.

The Investment Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

Fee Reductions:

The Investment Adviser has agreed to contractually limit through February 28, 2025 the total annual expenses of the Funds, including the allocated expenses from the Portfolio, exclusive of interest, taxes, brokerage commissions, extraordinary expenses, and estimated indirect expenses attributable to the Funds’ investments in other investment companies. Each Fund class has its own expense limitations based on the average daily net assets for any full fiscal year as follows:

	Class	Contractual Expense Limitations (%)
Radiant U.S. Smaller Companies Fund	Class A Shares	1.45
Radiant U.S. Smaller Companies Fund (Class I)	Class I Shares	0.90

Any amounts contractually waived or reimbursed by the Investment Adviser will be subject to repayment by the respective Fund to the Investment Adviser within three years calculated monthly from when the waiver or reimbursement is recorded to the extent that the repayment will not cause the Fund’s operating expenses to exceed the contractual expense limit that was in effect at the time of such waiver or reimbursement. During the six-month period ended April 30, 2024, the Investment Adviser did not recapture any of its prior contractual waivers or reimbursements. As of April 30, 2024, there was no contingent liability.

As of April 30, 2024, the repayments that may potentially be made by the Funds are as follows:

	Amount Eligible Through
	April 30, 2027 ($)	April 30, 2026 ($)	April 30, 2025 ($)	Total ($)
Radiant U.S. Smaller Companies Fund	562,963	603,493	480,841	1,647,297
Radiant U.S. Smaller Companies Fund (Class I)	693,513	1,035,089	854,898	2,583,500

In addition to the contractual expense limitation agreement with the Funds, HSBC, in its role as Investment Adviser and Administrator, may waive/reimburse additional fees at its discretion. Any voluntary fee waivers/ reimbursements are not subject to repayment in subsequent fiscal periods. Voluntary waivers/reimbursements may be eliminated or changed at any time. Amounts waived/reimbursed by the Investment Adviser and/or Administrator are reported on the Statements of Operations, as applicable.

14	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

During the six-month period ended April 30, 2024, the following amounts of expenses were voluntarily and/or contractually waived:

	Class A ($)	Class I ($)	Total ($)
Radiant U.S. Smaller Companies Fund	(268,191)	—	(268,191)
Radiant U.S. Smaller Companies Fund (Class I)	—	(338,310)	(338,310)
5.	Affiliated Investment Transactions:

A summary of each Fund’s investment in the Portfolio for the six-month period ended April 30, 2024 is as follows:

	Value 10/31/2023 ($)	Contributions ($)	Withdrawals ($)	Net Realized Gains/ (Losses) ($)	Change in Unrealized Appreciation/ Depreciation ($)	Net Income/ (Loss) ($)	Value 04/30/2024 ($)
Radiant U.S. Smaller Companies Fund
HSBC Radiant U.S. Smaller Companies Portfolio	6,837,927	356,854	(647,762)	160,559	1,171,590	(134,667)	7,744,501
Total	6,837,927	356,854	(647,762)	160,559	1,171,590	(134,667)	7,744,501
Radiant U.S. Smaller Companies Fund (Class I)
HSBC Radiant U.S. Smaller Companies Portfolio	12,749,551	919,411	(2,181,674)	214,649	2,141,594	(188,595)	13,654,936
Total	12,749,551	919,411	(2,181,674)	214,649	2,141,594	(188,595)	13,654,936
6.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

Model and Data Risk: Radiant employs proprietary quantitative models in selecting investments for the Portfolio. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by Radiant or supplied by third parties, software issues, or other types of errors).

HSBC FAMILY OF FUNDS	15

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Portfolio, especially during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

ESG Investing Risk: The incorporation of environmental, social and governance (“ESG”) criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Portfolio to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Portfolio will generally not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Portfolio could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, Radiant is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by Radiant or any third-party research or data providers or any judgment exercised by Radiant will reflect the views of any particular investor. Radiant’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

7.	Federal Income Tax Information:

As of the six-month period ended April 30, 2024, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/ (depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)
Radiant U.S. Smaller Companies Fund	6,562,672	1,181,829	—	1,181,829
Radiant U.S. Smaller Companies Fund (Class I)	11,297,070	2,357,866	—	2,357,866

The tax character of distributions paid by the Funds for the tax year ended October 31, 2023, was as follows:

Distributions paid from
	Ordinary Income ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
Radiant U.S. Smaller Companies Fund	—	—	—
Radiant U.S. Smaller Companies Fund (Class I)	—	—	—

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
16	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

The tax character of distributions paid by the Funds for the tax year ended October 31, 2022, was as follows:

	Distributions paid from
	Ordinary Income ($)	Net Long-Term Capital Gains ($)	Total Taxable Distributions ($)	Total Distributions Paid ($)(1)
Radiant U.S. Smaller Companies Fund	1,311,809	2,482,531	3,794,340	3,794,340
Radiant U.S. Smaller Companies Fund (Class I)	16,743,166	28,693,738	45,436,904	45,436,904

(1)	Total distributions paid may differ from that disclosed in the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of the tax year ended October 31, 2023, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

	Accumulated Capital and Other Losses ($)	Unrealized Appreciation/ (Depreciation) ($)(1)	Total Accumulated Earnings/ (Deficit) ($)
Radiant U.S. Smaller Companies Fund	(928,327)	(99,759)	(1,028,086)
Radiant U.S. Smaller Companies Fund (Class I)	(3,290,364)	117,635	(3,172,729)

(1)	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.

As of the tax year ended October 31, 2023, the Funds had net capital loss carryforwards (“CLCFs”) not subject to expiration as summarized in the table below. The Board does not intend to authorize a distribution of any realized gain for the Funds until any applicable CLCF has been offset or expires.

	Short Term Amount ($)	Long Term Amount ($)	Total ($)
Radiant U.S. Smaller Companies Fund	896,515	—	896,515
Radiant U.S. Smaller Companies Fund (Class I)	3,286,771	—	3,286,771

The amount and character of net investment income and net realized gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sale losses) do not require reclassification. To the extent distributions to shareholders from net investment income and net realized gains exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

HSBC FAMILY OF FUNDS	17

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

On the Statements of Assets and Labilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

	Accumulated Net Investment Income/ (Distributions in Excess of Net Investment Income) ($)*	Accumulated Net Realized Gains/(Losses) ($)*	Paid in Capital ($)
Radiant U.S. Smaller Companies Fund	64,910	(103,899)	38,989
Radiant U.S. Smaller Companies Fund (Class I)	100,365	103,899	(204,264)

*	These components of capital are presented together as “Total distributable earnings/(loss)” on the Statements of Assets and Liabilities.
8.	Significant Shareholders:

Shareholders, including other funds, individuals, and accounts, as well as each Fund’s investment manager(s) and/or investment personnel, may from time to time own (beneficially or of record) a significant percentage of the Fund’s shares and can be considered to “control” the Fund when that ownership exceeds 25% of the Fund’s assets (and which may differ from control as determined in accordance with GAAP).

The following list includes the Funds which had individual shareholder accounts with ownership of voting securities greater than 10% of the total outstanding voting securities but less than 25% and/or accounts with ownership of voting securities greater than 25% of the total outstanding voting securities. Significant transactions by these shareholder accounts may negatively impact the Funds’ performance.

	Number of shareholders with ownership of voting securities of the Fund greater than 10% and less than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by 10% - 25% shareholders (%)	Number of shareholders with ownership of voting securities of the Fund greater than 25% of the total Fund’s outstanding voting securities	Percentage owned in aggregate by greater than 25% shareholders (%)
Radiant U.S. Smaller Companies Fund	—	—	1	62
Radiant U.S. Smaller Companies Fund (Class I)	2	27	1	52
9.	Regulatory Updates:

Effective January 24, 2023, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semiannual reports to shareholders that highlight certain information deemed by the SEC to be particularly important for investors. Certain other information, including financial statements, will no longer appear in shareholder reports but will, as required, be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Funds until their annual shareholder report for the fiscal year ended October 31, 2024. Management is currently evaluating the implications of these amendments and its impact on the Funds’ financial statements.

10.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

18	HSBC FAMILY OF FUNDS

HSBC FAMILY OF FUNDS

Table of Shareholder Expenses—as of April 30, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and exchange fees (if any); and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2023 and held through the period ended April 30, 2024.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2024.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1)	Ending Account Value 4/30/24	Expenses Paid During Period(1)

Radiant U.S. Smaller Companies Fund – Class A Shares	1.35%	$1,000.00	$1,190.80	$7.35	$1,018.20	$6.77
Radiant U.S. Smaller Companies Fund (Class I) – Class I Shares	0.90%	1,000.00	1,192.10	4.91	1,020.40	4.52

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)
HSBC FAMILY OF FUNDS	19

Portfolio Reviews

Portfolio Composition*

April 30, 2024 (Unaudited)

HSBC Radiant U.S. Smaller Companies Portfolio
Investment Allocation	Percentage of Investments at Value (%)
Biotechnology	10.4
Software	10.0
Health Care Equipment & Supplies	8.5
Building Products	7.9
Electronic Equipment, Instruments & Components	7.1
Health Care Providers & Services	6.9
Specialty Retail	6.0
Household Durables	5.0
Electrical Equipment	4.3
Commercial Banks	4.3
Construction & Engineering	3.3
Specialized REITs	2.8
Technology Hardware, Storage & Peripherals	2.5
Semiconductors & Semiconductor Equipment	2.5
Office REITs	2.1
Textiles, Apparel & Luxury Goods	2.0
Insurance	2.0
Consumer Staples Distribution & Retail	2.0
Financial Services	1.7
Capital Markets	1.4
Trading Companies & Distributors	1.4
Metals & Mining	1.2
Diversified Consumer Services	1.2
Media	1.1
Containers & Packaging	1.1
Hotel & Resort REITs	1.0
Pharmaceuticals	0.3
Total	100.0

*	Portfolio composition is subject to change.
20	HSBC FAMILY OF FUNDS

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2024 (Unaudited)

Common Stocks — 98.1%

	Shares	Value ($)
Biotechnology — 10.2%
Alkermes PLC(a)	13,530	332,026
Dynavax Technologies Corp.(a)	16,340	185,786
Exact Sciences Corp.(a)	2,550	151,343
Halozyme Therapeutics, Inc.(a)	10,710	408,051
Ironwood Pharmaceuticals, Inc. Class A(a)	22,800	176,700
MiMedx Group, Inc.(a)	28,520	175,683
Myriad Genetics, Inc.(a)	5,320	104,112
Natera, Inc. (a)	2,400	222,912
Neurocrine Biosciences, Inc.(a)	750	103,155
Vericel Corp.(a)	6,960	319,255
		2,179,023
Building Products — 7.8%
Apogee Enterprises, Inc.	2,900	179,162
Builders FirstSource, Inc.(a)	1,190	217,556
Fortune Brands Innovations, Inc.	1,490	108,919
Gibraltar Industries, Inc.(a)	1,520	108,619
Griffon Corp.	5,870	384,602
JELD-WEN Holding, Inc.(a)	3,500	71,750
Owens Corning	2,150	361,652
Quanex Building Products Corp.	7,030	233,537
		1,665,797
Capital Markets — 1.4%
Donnelley Financial Solutions, Inc.(a)	4,670	293,183
Commercial Banks — 4.2%
Bancorp, Inc.(a)	5,580	167,065
East West Bancorp, Inc.	930	69,276
Pathward Financial, Inc.	4,390	221,124
SouthState Corp.	2,980	225,586
Synovus Financial Corp.	6,010	215,098
		898,149
Construction & Engineering — 3.3%
Sterling Infrastructure, Inc.(a)	3,830	389,128
WillScot Mobile Mini Holdings Corp.(a)	8,460	312,682
		701,810
Consumer Staples Distribution & Retail — 1.9%
Sprouts Farmers Market, Inc.(a)	6,240	412,027
Containers & Packaging — 1.1%
Myers Industries, Inc.	10,580	231,702
Diversified Consumer Services — 1.2%
Frontdoor, Inc.(a)	7,970	244,599
Electrical Equipment — 4.2%
Atkore, Inc.	2,780	487,334
Vertiv Holdings Co. Class A	4,460	414,780
		902,114
Electronic Equipment, Instruments & Components — 6.9%
Belden, Inc.	2,900	235,683
Fabrinet(a)	1,560	269,989
Jabil, Inc.	3,360	394,330
Novanta, Inc.(a)	1,680	262,920
Vontier Corp.	7,790	316,508
		1,479,430
Common Stocks, continued

	Shares	Value ($)
Financial Services — 1.6%
WEX, Inc.(a)	1,640	346,466
Health Care Equipment & Supplies — 8.3%
CONMED Corp.	3,000	203,940
Glaukos Corp.(a)	3,640	349,440
Haemonetics Corp.(a)	3,280	301,596
Inspire Medical Systems, Inc.(a)	920	222,327
Lantheus Holdings, Inc.(a)	4,200	279,468
Shockwave Medical, Inc.(a)	800	264,152
TransMedics Group, Inc.(a)	1,690	159,080
		1,780,003
Health Care Providers & Services — 6.8%
Brookdale Senior Living, Inc.(a)	30,510	207,163
Encompass Health Corp	1,450	120,901
Ensign Group, Inc	2,930	346,795
Option Care Health, Inc.(a)	9,260	276,781
RadNet, Inc.(a)	7,500	363,750
Select Medical Holdings Corp.	4,850	137,595
		1,452,985
Hotel & Resort REITs — 1.0%
Host Hotels & Resorts, Inc. REIT	11,660	220,024
Household Durables — 4.9%
Installed Building Products, Inc.	1,850	436,100
Sonos, Inc.(a)	13,580	229,502
Tempur Sealy International, Inc.	7,680	384,461
		1,050,063
Insurance — 1.9%
Everest Group Ltd.	640	234,502
Lincoln National Corp.	6,640	181,073
		415,575
Media — 1.1%
PubMatic, Inc. Class A(a)	10,610	238,088
Metals & Mining — 1.2%
Constellium SE Class A(a)	13,080	257,545
Office REITs — 2.1%
Boston Properties, Inc. REIT	3,390	209,807
Highwoods Properties, Inc. REIT	9,050	237,110
		446,917
Pharmaceuticals — 0.3%
Ocular Therapeutix, Inc.(a)	13,290	62,995
Semiconductors & Semiconductor Equipment — 2.4%
Rambus, Inc.(a)	5,700	312,474
SMART Global Holdings, Inc.(a)	11,260	205,720
		518,194
Software — 9.8%
Elastic NV(a)	4,020	410,925
Gen Digital, Inc.	8,810	177,433
Guidewire Software, Inc.(a)	1,980	218,592
Manhattan Associates, Inc.(a)	2,050	422,423
Nutanix, Inc. Class A(a)	6,110	370,877
Rapid7, Inc.(a)	4,910	219,968
Tenable Holdings, Inc.(a)	6,070	272,968
		2,093,186
Specialized REITs — 2.8%
EPR Properties REIT	5,470	222,027
Iron Mountain, Inc. REIT	4,840	375,197
		597,224
See notes to financial statements.	HSBC FAMILY OF FUNDS	21

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Schedule of Portfolio Investments—as of April 30, 2024 (Unaudited) (continued)

Common Stocks, continued

	Shares	Value ($)
Specialty Retail — 5.9%
Abercrombie & Fitch Co. Class A(a)	3,360	408,307
Dick’s Sporting Goods, Inc.	1,620	325,523
Gap, Inc.	10,490	215,255
National Vision Holdings, Inc.(a)	9,800	170,716
Sally Beauty Holdings, Inc.(a)	13,540	146,909
		1,266,710
Technology Hardware, Storage & Peripherals — 2.5%
Pure Storage, Inc., Class A(a)	10,450	526,680
Textiles, Apparel & Luxury Goods — 2.0%
Kontoor Brands, Inc.	6,790	421,387
Trading Companies & Distributors — 1.3%
Boise Cascade Co.	2,150	284,381

TOTAL COMMON STOCKS (Cost $17,443,646)		20,986,257
TOTAL INVESTMENTS IN SECURITIES
(Cost $17,443,646) — 98.1%		20,986,257
Other Assets (Liabilities) — 1.9%		413,180
NET ASSETS — 100.0%		$21,399,437

(a)	Represents non-income producing security.
22	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statement of Assets and Liabilities—as of April 30, 2024 (Unaudited)

HSBC Radiant U.S. Smaller Companies Portfolio
Assets:
Investments in securities, at value	$20,986,257
Cash	485,229
Dividends receivable	3,132
Prepaid expenses and other assets	9,040
Total Assets	21,483,658

Liabilities:
Accrued expenses and other liabilities:
Investment Management	4,505
Sub-Advisory	6,307
Administrative Services	180
Sub-Administration	1,019
Accounting	970
Compliance Services	5,926
Custodian	192
Professional	55,395
Trustee	4,593
Other	5,134
Total Liabilities	84,221

Net Assets Applicable to investors’ beneficial interest	$21,399,437
Investments in securities, at cost	$17,443,646
See notes to financial statements.	HSBC FAMILY OF FUNDS	23

HSBC FAMILY OF FUNDS

Statement of Operations—as of April 30, 2024 (Unaudited)

HSBC Radiant U.S. Smaller Companies Portfolio
Investment Income:
Dividends	$165,232
Total Investment Income	165,232

Expenses:
Investment Management Fees	27,104
Sub-Advisory Fees	37,945
Administrative Services	1,084
Accounting	1,994
Sub-Administration	2,108
Compliance Services	28,104
Custodian	294
Professional	208,043
Trustee	152,789
Other	29,029
Total Expenses	488,494

Net Investment Income/(Loss)	$(323,262)

Net Realized/Unrealized Gains/(Losses) from Investments in Securities:
Net realized gains/(losses) from investment securities	375,208
Change in unrealized appreciation/(depreciation) on investment securities	3,313,184

Net realized/unrealized gains/(losses) on investments	3,688,392
Change in Net Assets Resulting from Operations	$3,365,130
24	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Statements of Changes in Net Assets

	HSBC Radiant U.S. Smaller Companies Portfolio
	Six-Months Ended April 30, 2024 (Unaudited)	Year Ended October 31, 2023
Investment Activities:
Operations:
Net investment income/(loss)	$(323,262)	$(801,606)
Net realized gains/(losses) from investments	375,208	2,133,222
Change in unrealized appreciation/depreciation on investments	3,313,184	(1,304,226)
Change in net assets resulting from operations	3,365,130	27,390
Proceeds from contributions	1,276,265	2,163,983
Value of withdrawals	(2,829,436)	(7,802,667)
Change in net assets resulting from transactions in investors’ beneficial interest	(1,553,171)	(5,638,684)
Change in net assets	1,811,959	(5,611,294)

Net Assets:
Beginning of period	19,587,478	25,198,772
End of period	$21,399,437	$19,587,478
See notes to financial statements.	HSBC FAMILY OF FUNDS	25

HSBC RADIANT U.S. SMALLER COMPANIES PORTFOLIO

Financial Highlights

Selected data for a share outstanding throughout the periods indicated. *

	Ratios/Supplemental Data
	Total Return (a)	Net Assets at End of Period (000’s)	Ratio of Net Expenses to Average Net Assets (b)	Ratio of Net Investment Income to Average Net Assets (b)		Portfolio Turnover (a)
HSBC Radiant U.S. Smaller Companies Portfolio
Six-Months Ended April 30, 2024 (Unaudited)	17.25%	$21,399	4.51%	(2.98)%		40%
Year Ended October 31, 2023	(0.69)%	19,587	4.39%	(3.52)%		103%
Year Ended October 31, 2022	(27.12)%	25,198	2.60%	(1.72)%	(c)	120%
Year Ended October 31, 2021	43.07%	101,359	1.25%	(0.53)%		78%
Year Ended October 31, 2020	22.50%	131,286	1.13%	(0.49)%		94%
Year Ended October 31, 2019	9.31%	124,533	1.07%	(0.31)%		81%
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.
(c)	Reflects special dividends paid out during the year by several of the Portfolio’s holdings. Had the Portfolio not received the special dividends, the net investment income/(loss) ratio would have been (2.11)%.
26	HSBC FAMILY OF FUNDS	See notes to financial statements.

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited)

1.	Organization:

The HSBC Funds (the “Trust”), a Delaware statutory trust organized on March 2, 2016, is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. As of April 30, 2024, the Trust is comprised of 5 separate operational funds, each a series of the HSBC Family of Funds. The accompanying financial statements are presented for the HSBC Radiant U.S. Smaller Companies Portfolio (formerly, HSBC RadiantESG U.S. Smaller Companies Portfolio) (the “Portfolio”).

For simplicity purposes, this document may use the term “Fund” to include the Portfolio. This two-tier fund structure is commonly referred to as a “master-feeder” structure because one fund (the Fund or “feeder fund”) is investing all its assets in a second fund (the Portfolio or “master fund”).

The Portfolio operates as a master fund in a master-feeder arrangement, in which the two feeder funds invest all of their investable assets in the Portfolio. The Agreement and Declaration of Trust permits the Board of Trustees (the “Board”) to issue an unlimited number of beneficial interests in the Portfolio.

The Portfolio is a diversified series of the Trust. Financial statements for all other funds of the Trust are published separately.

The following represents each feeder fund’s proportionate ownership interest in the Portfolio:

Fund	Proportionate Ownership Interest on April 30, 2024 (%)
Radiant U.S. Smaller Companies Fund (formerly, HSBC RadiantESG U.S. Smaller Companies Fund)	36.2
Radiant U.S. Smaller Companies Fund (Class I) (formerly, HSBC RadiantESG U.S. Smaller Companies Fund (Class I))	63.8

Under the Trust’s organizational documents, the Trust’s officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Portfolio. In addition, in the normal course of business, the Trust may enter into contracts with its service providers, which also provide for indemnifications by the Portfolio. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio. However, based on experience, the Trust believes the risk of loss to be remote.

The Portfolio is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investment Companies.”

2.	Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America. The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities Valuation:

The Portfolio records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3 below.

HSBC FAMILY OF FUNDS	27

HSBC FAMILY OF FUNDS

Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

Investment Transactions and Related Income:

Investment transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Investment gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts for amortization of premiums and accretion of discounts.

Dividend income is recorded on the ex-dividend date. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash, if any, are recorded at the fair value of the securities received. To the extent such information is publicly available, the Portfolio records distributions received in excess of income earned from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Portfolio adjusts the estimated amounts of the components of distributions (and consequently their net investment income) as necessary, once the issuers provide information about the actual composition of the distributions. The Portfolio makes an allocation of its investment income, expenses and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio on the date of such accrual or gain/loss.

Foreign Currency Translation:

The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts, if any, are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities at the close of each business day. Purchases and sales of securities, and income and expenses, as applicable, are translated at the prevailing rate of exchange on the respective dates of such transactions. The Portfolio does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. If applicable, any such fluctuations are included with the net realized and unrealized gain or loss from investments in securities.

Restricted Securities:

The Portfolio may invest in restricted securities. A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or another exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be classified as liquid by the Investment Adviser (as defined in Note 4 - Related Party Transactions and Other Agreements and Plans) under the Trust’s liquidity risk management program, as approved by the Board. Therefore, not all restricted securities are considered illiquid. Disposal of restricted securities may involve time consuming negotiations and expense. Prompt sale at the current valuation may be difficult and could adversely affect the net assets of the Portfolio. As of April 30, 2024, there were no restricted securities held by the Portfolio.

Allocations:

Expenses directly attributable to the Portfolio are charged to the Portfolio. Expenses not directly attributable to the Portfolio are allocated among the applicable series within the Trust equally to each series, in relation to its net assets, or another appropriate basis. Because the Portfolio operates in a master-feeder structure, in which the feeder funds invest all of their investable assets in the Portfolio, certain expenses are allocated solely to the Portfolio rather than the feeder funds.

Federal Income Taxes:

The Portfolio is treated as a partnership for U.S. federal income tax purposes. Accordingly, the Portfolio passes through all of its net investment income and gains and losses to its feeder funds, and is therefore not

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Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

subject to U.S. federal income tax. As such, the feeder funds are allocated for tax purposes their respective share of the Portfolio’s ordinary income and realized gains or losses. It is intended that the Portfolio will continue to be managed in such a way that its feeder funds will be able to satisfy the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies.

Management of the Portfolio has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken. Management’s conclusions may be subject to future review based on changes in, or interpretation of, accounting standards or tax laws and regulations.

3.	Investment Valuation Summary:

The valuation techniques employed by the Portfolio, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs used for valuing the Portfolio’s investments are summarized in the three broad levels listed below:

●	Level 1—quoted prices (unadjusted) in active markets for identical assets

●	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

●	Level 3—significant unobservable inputs (including the Investment Adviser’s (as defined in Note 4 -Related Party Transactions and Other Agreements and Plans) own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarchy. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Exchange traded domestic equity securities are valued at the last sale price on a national securities exchange (except the Nasdaq Stock Market), or in the absence of recorded sales, at the readily available closing bid price on such exchanges. Securities traded on the Nasdaq Stock Market are valued at the Nasdaq Official Closing Price on the date of valuation. Domestic equity securities that are not traded on an exchange are valued at the quoted bid price in the over-the-counter market. These securities are typically categorized as Level 1 in the fair value hierarchy.

Shares of exchange traded and closed-end registered investment companies are valued in the same manner as other equity securities and are typically categorized as Level 1 in the fair value hierarchy. Investments in other mutual funds are valued at their net asset values (“NAVs”), as reported by such mutual funds and are typically categorized as Level 1 in the fair value hierarchy.

Securities or other assets for which market quotations are not readily available, or are deemed unreliable due to a significant event or otherwise, are fair valued pursuant to procedures approved by the Board (“Procedures”).

With respect to the Portfolio’s investments that do not have readily available or reliable market quotations, the Board has designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act. These instruments are classified as Level 2 or Level 3 in the fair value hierarchy.

Examples of potentially significant events that could affect the value of an individual security and thus require fair value pricing under the Procedures include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters, and litigation. Examples of potentially significant events that could affect multiple securities held by the Portfolio include governmental actions, natural disasters, and armed conflicts. Fair value pricing may require subjective determinations about the value of a security. While the Procedures are intended to result in a calculation of the Portfolio’s NAV that fairly reflects security values as of the time of pricing, neither the Trust nor the Investment Adviser can ensure that fair values determined under the Procedures would accurately reflect the price that the Portfolio could

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Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

obtain for a security if it were to dispose of that security as of the time of pricing. The prices used by the Portfolio may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements.

As of April 30, 2024, all investments were categorized as Level 1 in the fair value hierarchy. The breakdown of investment categorization is disclosed in the Schedule of Portfolio Investments.

4.	Related Party Transactions and Other Agreements and Plans:

Investment Management:

HSBC Global Asset Management (USA) Inc. (“HSBC” or the “Investment Adviser”), a wholly owned subsidiary of HSBC USA, Inc., a registered bank holding company under the laws of the United States, acts as Investment Adviser to the Portfolio. As Investment Adviser, HSBC manages the investments of the Portfolio and continuously reviews, supervises, and administers the Portfolio’s investments pursuant to an Investment Advisory Contract. The Investment Adviser has retained Radiant Global Investors LLC (“Radiant” or the “Subadviser”) to provide day-to-day management of the Portfolio. Radiant is paid for its services directly by the Portfolio.

For their services, the Investment Adviser and Radiant receive in aggregate, a fee, accrued daily and paid monthly and quarterly respectively, at an annual rate of 0.60% of the Portfolio’s average daily net assets. The Investment Adviser’s contractual fee is 0.25% and Radiant’s contractual fee is 0.35%.

Administration, Fund Accounting and Other Services:

HSBC also serves the Portfolio as Administrator. Under the terms of the Amended and Restated Administration Services Agreement, HSBC receives from the Portfolio (as well as other series of the Trust combined) a fee, accrued daily and paid monthly, at an annual rate of two basis points (0.02%) of average daily net assets. The fee rate is determined on the basis of the aggregate average daily net assets of the Trust. The total administration fee paid to HSBC is allocated to each series based upon its proportionate share of the aggregate net assets of the Trust subject to certain allocations in cases where one series invests some or all of its assets in another series of the Trust (for example, the feeder funds). For assets invested in the Portfolio by the Funds, the Portfolio pays half of the administration fee and the Funds pay the remaining half, for a combination of the total fee rate set forth above.

State Street Bank and Trust Company (“State Street”) serves as Sub-Administrator to the Portfolio and provides fund accounting, custody, fund administration, regulatory administration and certain other services to the Portfolio pursuant to a Master Services Agreement with the Trust. For its services, State Street is entitled to a fee, payable by the Portfolio, based on the Portfolio’s net assets, subject to per Portfolio fees, miscellaneous fees and reimbursements of certain expenses.

Under the Amended and Restated Fund PFO/Treasurer, CCO, Secretary and AMLO Agreement between Foreside Fund Officer Services, LLC (“Foreside”) and the Trust, Foreside makes individuals available to serve as the Trust’s Chief Compliance Officer, Anti-Money Laundering Officer, Treasurer and Secretary and other individuals available to support such officers. For the services provided under that agreement, the Trust paid Foreside $146,084 for the six-month period ended April 30, 2024, plus reimbursement of certain out-of-pocket expenses. Compliance services fees incurred by each Fund are reflected on the Statement of Operations as “Compliance Services” and the other services fees are included in “Other” on the Statement of Operations. Foreside pays the salary and other compensation earned by individuals performing these services.

Independent Trustees:

The Trust pays an annual retainer to each Independent Trustee, plus additional annual retainers to each Committee Chair and the Chairman of the Board. The Independent Trustees also receive a fee for each regular, special, and informational meeting of the Board attended. The aggregate amount of the fees and expenses of the Independent Trustees are allocated amongst all the funds in the Trust and are presented in the Statement of Operations.

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Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

Other:

The Portfolio may purchase securities from an underwriting syndicate in which the principal underwriter or members of the syndicate are affiliated with the Investment Adviser. For the six-month period ended April 30, 2024, the Portfolio did not purchase any such securities.

The Portfolio may use related party broker-dealers. For the six-month period ended April 30, 2024, there were no brokerage commissions paid to broker-dealers affiliated with the Investment Adviser.

The Investment Adviser and its affiliates may have lending, banking, brokerage, underwriting, or other business relationships with the issuers of the securities in which the Portfolio invests.

Investment Transactions:

Cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) for the period ended April 30, 2024 were as follows:

	Purchases ($)	Sales ($)
Radiant U.S. Smaller Companies Portfolio	8,578,279	10,671,745
5.	Investment Risks:

The risks are presented in an order intended to facilitate readability, and their order does not imply that the realization of one risk is likely to occur more frequently than another risk, nor does it imply that the realization of one risk is likely to have a greater adverse impact than another risk.

Equity Securities Risk: The prices of equity securities fluctuate from time to time based on changes in a company’s financial condition or overall market and economic conditions, and government policies, including tax incentives and subsidies. As a result, the value of equity securities may fluctuate drastically from day to day.

Market Risk: The value of the Portfolio’s investments may decline due to changing economic, political, social, regulatory or market conditions. Market risk may affect a single issuer, industry or sector of the economy or it may affect the economy as a whole. Moreover, the conditions in one country or geographic region could adversely affect the Portfolio’s investments in a different country or geographic region. Events such as war, acts of terrorism, social unrest, natural disasters, rapid changes in interest rates, the spread of infectious illness or other public health threats could also significantly impact the Portfolio and its investments.

Model and Data Risk: Radiant employs proprietary quantitative models in selecting investments for the Portfolio. Investments selected using these models may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes in a factor’s historical trends, and technical issues in the construction, implementation, and maintenance of the models (including, for example, problems with data sourced by Radiant or supplied by third parties, software issues, or other types of errors). There are limitations inherent in every quantitative model and there is no guarantee that quantitative models will perform as expected or result in effective investment decisions for the Portfolio, especially during rapidly changing market conditions. Additionally, commonality of holdings across quantitative asset managers may amplify losses.

ESG Investing Risk: The incorporation of environmental, social and governance (“ESG”) criteria, including ESG and Impact scores and the identification of controversial business lines and other screens, into the investment process will cause the Portfolio to forgo investment opportunities available to other mutual funds that do not use these criteria, or to increase or decrease its exposure to certain sectors or certain types of companies. For example, the Portfolio will generally not seek to invest in companies that operate in, or derive a specific amount of revenue from, controversial business lines (e.g., tobacco, nuclear armaments and other controversial weapons, and thermal coal extraction), or companies with severe controversies (e.g., severe violators of human rights and liberties). As a result, the Portfolio could underperform or outperform other mutual funds that do not consider ESG criteria in their investment processes. In evaluating a company, Radiant is dependent upon third-party data that it believes to be reliable, but it does not guarantee the accuracy of such

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Notes to Financial Statements—April 30, 2024 (Unaudited) (continued)

third-party data. ESG data from third-party data providers may be incomplete, inaccurate, or unavailable and may vary significantly from one third-party data provider to another, which could adversely affect the analysis of ESG criteria relevant to a particular company. Investing on the basis of ESG criteria is qualitative and subjective by nature and there can be no assurance that the process utilized by Radiant or any third-party research or data providers or any judgment exercised by Radiant will reflect the views of any particular investor. Radiant’s ESG criteria and ESG-related investment processes may be changed periodically without shareholder approval or notice.

6.	Federal Income Tax Information:

As of the six-month period ended April 30, 2024, the cost basis of investments for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/ (depreciation) were as follows:

	Tax Cost ($)	Tax Unrealized Appreciation ($)	Tax Unrealized Depreciation ($)	Net Unrealized Appreciation/ (Depreciation) ($)*
Radiant U.S. Smaller Companies Portfolio	17,505,393	4,315,329	(834,465)	3,480,864

*	The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to tax deferral of losses on wash sales.
7.	Regulatory Updates:

Effective January 24, 2023, the Securities and Exchange Commission (“SEC”) adopted rule and form amendments that require open-end management investment companies to transmit concise and visually engaging annual and semiannual reports to shareholders that highlight certain information deemed by the SEC to be particularly important for investors. Certain other information, including financial statements, will no longer appear in shareholder reports but will, as required, be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolio until its annual shareholder report for the fiscal year ended October 31, 2024. Management is currently evaluating the implications of these amendments and its impact on the Portfolio’s financial statements.

8.	Subsequent Events:

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued and no adjustments or additional disclosures were required to the financial statements.

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HSBC FAMILY OF FUNDS

HSBC Family of Fund Investment Adviser Contract Approval (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), generally requires that a majority of the trustees of a mutual fund who are not “interested persons” of the fund or the investment adviser, as defined in the 1940 Act (the “Independent Trustees”), review and approve the investment advisory agreement at an in-person meeting for an initial period of up to two years and thereafter on an annual basis. A summary of the material factors considered by the Independent Trustees and the Board of Trustees (the “Board”) of HSBC Funds (the “Trust”) in connection with approving the renewal of the investment advisory and sub-advisory agreements for each series of the Trust (each, a “Fund”) and the conclusions the Independent Trustees and Board reached in considering the factors are set forth below.

Annual Continuation of Advisory and Sub-Advisory Agreements

On October 27, 2023 and December 12, 2023, the Independent Trustees met separately in executive sessions that that took place via Zoom on October 27, 2023 and in-person on December 12, 2023 (the “Executive Sessions”) to consider the renewal of the (i) Investment Advisory Contract and related Supplements (the “Advisory Contracts”) between the Trust and HSBC Global Asset Management (USA), Inc. (the “Adviser”) and (ii) Sub-Advisory Agreement (“Sub-Advisory Contract” and, together with the Advisory Contracts, the “Agreements”) between the Adviser and the investment sub-adviser (the “Sub-Adviser”) on behalf of one of the Funds. At the December 13, 2023 meeting of the Board (the “December Meeting”), the Board unanimously voted to approve the continuation of the Agreements.

Prior to the December Meeting and Executive Sessions, the Independent Trustees requested, received and reviewed information to help them evaluate the renewal of the Agreements. This information included, among other things, information about: (i) the services provided by the Adviser and Sub-Adviser; (ii) the personnel who provide such services; (iii) investment performance, including comparative data provided by Institutional Shareholder Services (“ISS”); (iv) trading practices of the Adviser and Sub-Adviser, as available; (v) fees received by the Adviser and Sub-Adviser, including in comparison to the advisory fees paid by other similar funds based on materials provided by ISS; (vi) total expense ratios, including in comparison to the total expense ratios of other similar funds provided by ISS; (vii) the profitability of the Adviser and Sub-Adviser; (viii) compliance-related matters pertaining to the Adviser and Sub-Adviser; (ix) regulatory developments, including final rulemakings as well as rulemaking initiatives of the SEC; and (x) other information regarding the nature, extent and quality of services provided by the Adviser and Sub-Adviser under their respective Agreements.

The Independent Trustees were separately advised by independent counsel throughout the process, and met with independent counsel in periodic executive and private sessions at which no representatives of management were present, including during the Executive Sessions. During the October 27, 2023 Executive Session and prior to voting to continue the Agreements, the Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements.

The Board, including the Independent Trustees, considered and reviewed, among other things: (i) the information provided in advance of the December Meeting and Executive Sessions; (ii) the Funds’ investment advisory arrangements and expense limitation agreements with the Adviser; (iii) the Trust’s arrangements with the unaffiliated Sub-Adviser to the Trust, Radiant Global Investors LLC (formerly, RadiantESG Global Investors LLC); (iv) the fees paid to the Adviser pursuant to the Trust’s agreements with the Adviser for the provision of various non-advisory services, including the Amended and Restated Administration Services Agreement and Operational Support Services Agreement, and the terms and purpose of these agreements and comparative information about services and fees of other peer funds; (v) regulatory considerations; (vi) the Adviser’s oversight of services provided to the HSBC Radiant U.S. Smaller Companies Portfolio (the “U.S. Smaller Companies Portfolio”); (vii) the Adviser’s advisory services with respect to the Funds that are money market funds (the “Money Market Funds”); (viii) the Adviser’s profitability and direct and indirect expenses; and (ix) additional information provided by the Adviser at the request of the Independent Trustees, following the October 27, 2023 Executive Session.

In addition, the Board took into consideration its overall experience with the Adviser and Sub-Adviser, and its experience with them during the prior year, as well as information contained in the various written and oral reports provided to the Board, including but not limited to quarterly performance reports prepared by management containing reviews of investment results and periodic presentations from portfolio managers, product managers and other senior employees of the Adviser and the Sub-Adviser. As a result of this process, at the December

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HSBC Family of Fund Investment Adviser Contract Approval (Unaudited) (continued)

Meeting, the Board unanimously agreed to approve the continuation of the Agreements with respect to each Fund. The Board reviewed materials and made their respective determinations on a Fund-by-Fund basis.

Nature, Extent, and Quality of Services Provided by Adviser and Sub-Adviser. The Board, including the Independent Trustees, examined the nature, quality and extent of the investment advisory services provided by the Adviser to the Funds, as well as the quality and experience of the Adviser’s personnel.

The Board, including the Independent Trustees, also considered: (i) the long-term relationship between the Adviser and the Funds; (ii) the Adviser’s reputation and financial condition; (iii) the assets of the HSBC Family of Funds; (iv) the Adviser’s ongoing commitment to the Funds; (iv) the business strategy of the Adviser and its parent company and their financial and other resources that are committed to the Funds’ business; (v) the capabilities and performance of the Adviser’s portfolio management teams and other personnel; and (vi) the support, in terms of personnel, allocated by the Adviser to the Funds.

With respect to the Money Market Funds, the Board also considered the voluntary and contractual fee waivers provided by the Adviser to maintain a competitive yield for the Money Market Funds. In addition, the Board considered the Adviser’s performance in fulfilling its responsibilities with respect to the Funds’ compliance policies and procedures and investment objectives, including oversight of the Sub-Adviser. Furthermore, the Board took into consideration the extent and amount of work being undertaken by the Adviser to manage the Money Market Funds in a changing interest rate and regulatory environment and to seek to understand the liquidity needs of shareholders.

The Board, including the Independent Trustees, also examined the nature, quality and extent of the services that the Sub-Adviser provides to the U.S. Smaller Companies Portfolio. In this regard, the Board considered the investment performance, as described below, and the portfolio risk characteristics achieved by the Sub-Adviser and the Sub-Adviser’s portfolio management team, its experience, and the quality of its compliance programs, among other factors.

Based on these considerations, the Board, including the Independent Trustees, concluded that the nature, quality and extent of the services provided by the Adviser and Sub-Adviser supported continuance of the Agreements.

Investment Performance of the Funds, Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the investment performance of each Fund over various periods of time, as compared to comparable peer funds, one or more benchmark indices and other accounts managed by the Adviser and Sub-Adviser, as applicable.

In the context of the U.S. Smaller Companies Portfolio, the Board discussed Fund expenses, including the sub-advisory fees paid to the Sub-Adviser, recent performance, recent performance as compared to the peer groups of the U.S. Smaller Companies Portfolio, and the Sub-Adviser’s efforts to obtain best execution.

For the Money Market Funds, the Board considered the additional expense waivers that the Adviser had provided at times throughout the year in order for the Money Market Funds to maintain their competitiveness.

The Board, including the Independent Trustees, considered the Adviser’s commitment to continue to evaluate and undertake actions to help generate competitive investment performance. The Board, including the Independent Trustees, concluded that under the circumstances, the investment performance of each Fund was such that the Agreements should continue.

Costs of Services and Profits Realized by the Adviser and Sub-Adviser. The Board, including the Independent Trustees, considered the costs of the services provided by the Adviser and Sub-Adviser and the expense ratios of the Funds more generally. The Board considered the Adviser’s profitability and costs, including, but not limited to, an analysis provided by the Adviser of its estimated profitability attributable to its relationship with each Fund. The Board also considered the contractual advisory fees under the Advisory Contracts, as well as contractual expense limit agreements in force, and compared those fees to the fees of similar funds, which had been compiled and provided by ISS.

The Board determined that, although some competitors had lower fees than the Funds, in general, the Fund’s advisory fees were reasonable in light of the nature and quality of services provided, noting the price

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HSBC Family of Fund Investment Adviser Contract Approval (Unaudited) (continued)

competitiveness of the money market industry, as well as the resources, expertise and experience provided to the Funds by the Adviser.

The Board also considered information comparing the advisory fees under the Advisory Contracts with those of other accounts managed by the Adviser.

The Board further considered the costs of the services provided by the Sub-Adviser, as available; the relative portions of the total advisory fees paid to the Sub-Adviser and retained by the Adviser in its capacity as the Funds’ investment adviser; and the services provided by the Adviser and Sub-Adviser. In the context of the U.S. Smaller Companies Portfolio, the Board considered the sub-advisory fee structure. In addition, the Board discussed the distinction between the services provided by the Adviser to the U.S. Smaller Companies Portfolio pursuant to the Advisory Contracts and the services provided by the Sub-Adviser to the U.S. Smaller Companies Portfolio pursuant to the Sub-Advisory Contract. The Board also considered information on profitability where provided by the Sub-Adviser.

The Board, including the Independent Trustees, concluded that the advisory fees payable to the Adviser and the U.S. Smaller Companies Portfolio’s Sub-Adviser were reasonable in light of the factors set forth above.

Other Relevant Considerations. The Board, including the Independent Trustees, also considered the extent to which the Adviser and Sub-Adviser had achieved economies of scale, whether the Funds’ expense structure permits economies of scale to be shared with the Funds’ shareholders and, if so, the extent to which the Funds’ shareholders may benefit from these economies of scale. The Board also noted the contractual caps on certain Fund expenses provided by the Adviser with respect to each Fund in order to reduce or control the overall operating expenses of the Funds and noted the Adviser’s entrepreneurial commitment to the Funds. In addition, the Board considered certain information provided by the Adviser and Sub-Adviser with respect to the benefits they may derive from their relationship with the Funds and the benefits the Funds may derive from their relationship with the Adviser.

In approving the renewal of the Agreements, the Board, including the Independent Trustees, did not identify any single factor as controlling, and generally attributed different weights to various factors for the various Funds. The Board evaluated all information available to them on a Fund-by-Fund basis, and their decisions were made separately with respect to each Fund. In light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote of those present at the December Meeting (including a separate unanimous vote of the Independent Trustees present at the December Meeting) approved the continuation of the Agreements.

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Operation and Implementation of the Liquidity Risk Management Program (Unaudited)

The HSBC Funds (the “Trust”) has implemented a liquidity risk management program (“Liquidity Program”) pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The Liquidity Program is designed to assess and manage the non-money market Funds’ liquidity risk, which is the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the Liquidity Program as well as the designation of the Fund Liquidity Review Group, which consists of investment, operations, risk, and compliance representatives from HSBC Global Asset Management (USA), Inc., to administer the Liquidity Program, subject to the oversight of the Board. The Fund Liquidity Review Group may engage third parties to perform certain functions under the Liquidity Program.

On March 27, 2024, the Fund Liquidity Review Group presented to the Board its annual report on the Liquidity Program (the “Annual Liquidity Report”). The Annual Liquidity Report, which covered the period from January 1, 2023 through December 31, 2023 (the “Review Period”), reviewed the operation of the Liquidity Program and assessed the adequacy and effectiveness of the Liquidity Program’s implementation. The Annual Liquidity Report addressed the key components of the Liquidity Program, including the periodic assessment of the applicable Funds’ liquidity risk based on a number of factors (including a Fund’s investment strategy and liquidity of its portfolio investments), classification of portfolio investments into one of four liquidity categories, 15% limit on the applicable Funds’ acquisition of illiquid investments, highly liquid investment minimum requirements, and processes related to in-kind redemptions.

As reflected in the Annual Liquidity Report, the Fund Liquidity Review Group concluded that: (1) the Liquidity Program continues to be reasonably designed to effectively assess and manage each applicable Fund’s liquidity risk; (2) each applicable Fund’s liquidity risk continues to be appropriate in light of the Fund’s investment objective and strategies and each applicable Fund’s investment strategies continue to be appropriate for an open-end management investment company; and (3) the Liquidity Program has been adequately and effectively implemented with respect to each applicable Fund during the Review Period.

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Table of Shareholder Expenses—as of April 30, 2024 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including management fees and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

Actual Expenses

The actual examples are based on an investment of $1,000 invested at the beginning of a six-month period beginning November 1, 2023 and held through the period ended April 30, 2024.

The columns below under the heading entitled “Actual” provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six-month period and held throughout the period ended April 30, 2024.

The columns below under the heading entitled “Hypothetical” provide information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the columns under the heading entitled “Hypothetical” are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Actual		Hypothetical (5% return before expenses)
	Annualized Expense Ratio During Period	Beginning Account Value 11/1/23	Ending Account Value 4/30/24	Expenses Paid During Period(1)	Ending Account Value 4/30/24	Expenses Paid During Period(1)
Radiant U.S. Smaller Companies Portfolio	4.51%	$1,000.00	$1,172.50	$24.36	$1,002.40	$22.45

(1)	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.)
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Other Information (Unaudited)

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-525-5757 for HSBC Bank USA and HSBC Brokerage (USA) Inc. clients and 1-800-782-8183 for all other shareholders; (ii) on the Funds’ website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds; and (iii) on the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

The Funds file their portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter with the SEC on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter is available on the SEC’s website at http://www.sec.gov. The Funds’ Schedules of Investments will be available no later than 60 days after each period end, without charge, on the Funds’ website at https://www.assetmanagement.us.hsbc.com/en/individual-investor/funds.

An investment in a Fund is not a deposit of HSBC Bank USA, National Association, and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

38	HSBC FAMILY OF FUNDS

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HSBC FAMILY OF FUNDS:

INVESTMENT ADVISER AND ADMINISTRATOR

HSBC Global Asset Management (USA) Inc.
4th Floor, 66 Hudson Boulevard E
New York, NY 10001

SUB-ADVISER

HSBC Radiant U.S. Smaller Companies Portfolio
Radiant Global Investors LLC
21 Orinda Way, Suite C-546
Orinda, CA 94563

Investment products:

ARE NOT A BANK DEPOSIT OR OBLIGATION OF THE BANK OR ANY OF ITS AFFILIATES	ARE NOT FDIC INSURED	ARE NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
ARE NOT GUARANTEED BY THE BANK OR ANY OF ITS AFFILIATES		MAY LOSE VALUE

SHAREHOLDER SERVICING AGENTS

For HSBC Bank USA, N.A. and HSBC Securities (USA) Inc. Clients

HSBC Bank USA, N.A.
4th Floor, 66 Hudson Boulevard E
New York, NY 10001
1-888-525-5757

For All Other Shareholders

HSBC Funds
P.O. Box 219691
Kansas City, MO 64121-9691
1-800-782-8183

SUB-TRANSFER AGENT

SS&C Global Investor and Distribution Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169

DISTRIBUTOR

Foreside Distribution Services, L.P.
Three Canal Plaza, Suite 100
Portland, ME 04101

CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company
1 Congress Street
Boston, MA 02114

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

LEGAL COUNSEL

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Investment products are offered by HSBC Securities (USA) Inc. (HSI), member NYSE/FINRA/SIPC. HSI is an affiliate of HSBC Bank USA, N.A. Investment products: Are not a deposit or other obligation of the bank or any of its affiliates; Not FDIC insured or insured by any federal government agency of the United States; Not guaranteed by the bank or any of its affiliates; and are subject to investment risk, including possible loss of principal invested.

Investors should consider the investment objectives, risks, charges, and expenses of the investment company carefully before investing. The prospectus contains this and other important information about the investment company. For clients of HSBC Securities (USA) Inc., please call 1-888-525-5757 for more information. For other investors and prospective investors, please call the Funds directly at 1-800-782-8183 or visit our website at https://www.assetmanagement.us.hsbc.com/en/ individual-investor/fund-centre. Investors should read the prospectus carefully before investing or sending money.

HSB-SAR-EQF-0624	06/24

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.
(b)	Not applicable.

Item 6. Investments.

(a)	Included as a part of the report to shareholders filed under Item 1.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)          The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable – Only effective for annual reports.

(a)(2)	The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

(a)(3)	Not applicable for open-end investment companies.

(a)(4)	Not applicable.

(b)The certifications required by Rule 30a-2(b) of the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HSBC Funds

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	July 2, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stefano R. Michelagnoli
Stefano R. Michelagnoli
President (Principal Executive Officer)

Date:	July 2, 2024

By:	/s/ Maria Clem Sell
Maria Clem Sell
Treasurer (Principal Financial Officer)

Date:	July 2, 2024